Document and Entity Information	9 Months Ended
Jul. 31, 2013
Document And Entity Information
Entity Registrant Name	BLUE RIDGE REAL ESTATE CO
Entity Central Index Key	0000012779
Document Type	S-4
Document Period End Date	Jul 31, 2013
Current Fiscal Year End Date	--10-31
Amendment Flag	true
Amendment Descriptiopn	Amendment No. 1
Entity Filer Category	Non-accelerated Filer

COMBINED BALANCE SHEETS (Unaudited) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
ASSETS
Land and land development costs	$ 15,910,289	$ 20,352,066	$ 20,642,787
Land improvements, buildings and equipment, net	19,528,550	21,043,068	22,438,253
Land held for investment	6,399,468	6,848,390	6,848,488
Long-lived assets held for sale	248,922	846,174	2,941,148
Cash and cash equivalents	4,263,916	497,409	377,158
Cash held in escrow	104,222	205,493	211,881
Prepaid expenses and other assets	385,392	468,828	483,434
Accounts receivable and mortgages receivable	183,019	143,382	160,290
Assets of discontinued operations	166,682	166,682	11,002,270
Total Assets	47,190,460	50,571,492	65,105,709
LIABILITIES:
Debt	14,351,513	16,880,416	27,113,120
Accounts payable	338,030	140,956	437,783
Accrued liabilities	342,682	311,097	415,935
Deferred income	219,436	695,981	733,734
Amounts due to related parties		0	24,792
Accumulated deferred income taxes	22,633	481,633	2,303,708
Accrued pension expense	4,414,435	4,240,964	3,312,316
Liabilities of discontinued operations			1,010,384
Total liabilities	19,688,729	22,751,047	35,351,772
COMBINED SHAREHOLDERS' EQUITY:
Capital stock, without par value, stated value $.30 per combined share, Blue Ridge and Big Boulder each authorized 3,000,000 shares	819,731	819,731	819,731
Capital in excess of stated value	19,829,475	19,829,475	19,829,475
Earnings retained in the business	11,885,111	12,203,825	13,462,459
Accumulated other comprehensive loss	(2,947,179)	(2,947,179)	(2,272,321)
Shareholders' equity before capital stock in treasury	29,587,138	29,905,852	31,839,344
Less cost of 282,018 combined shares of capital stock in treasury	2,085,407	2,085,407	2,085,407
Total shareholders' equity	27,501,731	27,820,445	29,753,937
Total liabilities and shareholders' equity	$ 47,190,460	$ 50,571,492	$ 65,105,709

COMBINED BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2013 acre	Oct. 31, 2012 acre	Oct. 31, 2011 acre
Combined Balance Sheets Parenthetical
Land and land development costs, acres per land ledger	1,433	3,012	3,388
Land held for investment, principally unimproved, acres per land ledger	8,289	10,404	10,407
Long-lived assets held for sale, acres per land ledger	2,115	377	6
Assets of discontinued operations, acres per land ledger	1	1	312
Capital stock, state value	$ 0.3	$ 0.3	$ 0.3
Capital stock, authorized	3,000,000	3,000,000	3,000,000
Capital stock, issued	2,732,442	2,732,442	2,732,442
Treasury stock, shares	282,018	282,018	282,018

COMBINED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues:
Real estate management revenue	$ 275,766	$ 277,833	$ 746,681	$ 732,367	$ 997,854	$ 993,602	$ 1,063,270
Land resource management revenue	7,310,224	1,223,328	8,063,093	3,213,419	4,341,767	2,872,670	2,557,013
Rental income revenue	443,972	432,246	1,331,987	1,330,589	1,790,087	1,812,874	1,793,996
Total revenues	8,029,962	1,933,407	10,141,761	5,276,375	7,129,708	5,679,146	5,414,279
Costs and expenses:
Real estate management costs	237,127	243,287	758,922	752,601	1,010,413	1,016,444	1,127,137
Land resource management costs	2,147,989	1,319,007	7,115,613	3,637,390	4,670,340	4,436,374	5,612,485
Rental income costs	209,243	244,173	651,190	715,896	934,013	964,880	995,448
General and administrative expense	599,473	433,303	1,574,795	1,402,391	1,881,691	1,791,381	2,438,220
Gain on sale of assets	(375)	(4,609)	(3,475)	(4,609)	(4,609)	(19,165)
Total costs and expenses	3,193,457	2,235,161	10,097,045	6,503,669	8,491,848	8,189,914	10,173,290
Operating income (loss) from continuing operations	4,836,505	(301,754)	44,716	(1,227,294)	(1,362,140)	(2,510,768)	(4,759,011)
Other income and (expense):
Interest and other income	44	150	2,330	3,091	3,315	11,259	21,591
Interest expense	(254,513)	(262,585)	(770,479)	(861,795)	(1,128,087)	(1,415,031)	(1,261,339)
Total other income and expense	(254,469)	(262,435)	(768,149)	(858,704)	(1,124,772)	(1,403,772)	(1,239,748)
Income (loss) from continuing operations before income taxes	4,582,036	(564,189)	(723,433)	(2,085,998)	(2,486,912)	(3,914,540)	(5,998,759)
Provision (credit) for income taxes on continuing operations:
Current income taxes on continuing operations					67,000	2,000	(3,000)
Deferred income taxes on continuing operations					(1,339,000)	(1,329,000)	(2,180,000)
Provision (credit) for income taxes	1,402,000	(192,000)	(402,000)	(709,000)	(1,272,000)	(1,327,000)	(2,183,000)
Net income (loss) before discontinued operations	3,180,036	(372,189)	(321,433)	(1,376,998)	(1,214,912)	(2,587,540)	(3,815,759)
Discontinued operations	2,298	(173)	4,719	(3,212)	(66,722)	169,775	616,679
Provision (credit) for income taxes on discontinued operations:
Current income taxes on discontinued operations					(1,000)		0
Deferred income taxes on discontinued operations					(22,000)	57,000	210,000
Provision (credit) for income taxes on discontinued operations	1,000	0	2,000	(1,000)	(23,000)	57,000	210,000
Net income (loss) from discontinued operations	1,298	(173)	2,719	(2,212)	(43,722)	112,775	406,679
Net income (loss)	$ 3,181,334	$ (372,362)	$ (318,714)	$ (1,379,210)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Earnings (loss) per weighted average combined share:
Net income (loss) before discontinued operations (per share)	$ 1.3	$ (0.15)	$ (0.13)	$ (0.56)	$ (0.49)	$ (1.06)	$ (1.56)
Income (loss) from discontinued operations, net of tax (per share)	$ 0	$ 0	$ 0	$ 0	$ (0.02)	$ 0.05	$ 0.17
Basic income (loss) per weighted average combined share (per share)	$ 1.3	$ (0.15)	$ (0.13)	$ (0.56)	$ (0.51)	$ (1.01)	$ (1.39)

COMBINED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Statement [Abstract]
Interest expense, capitalized interest	$ 0	$ 198,728	$ 312,944
Gain on disposals, Discontinued operations	$ 82	$ (476,279)

COMBINED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) (USD $)	9 Months Ended
	Jul. 31, 2013	Jul. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (318,714)	$ (1,379,210)
Defined benefit pension
Deferred actuarial loss, net of deferred tax expense	0	0
Other comprehensive loss	0	0
Total comprehensive loss	$ (318,714)	$ (1,379,210)

COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Capital Stock	Capital in Excess of Stated Value	Earnings Retained in the Business	Accumulated Other Comprehensive Loss	Capital Stock in Treasury	Total
Balance, beginning at Oct. 31, 2009	$ 819,731	$ 19,823,586	$ 19,346,304	$ (2,072,884)	$ (2,085,407)	$ 35,831,330
Balance, shares, beginning at Oct. 31, 2009	2,732,442
Net (loss) income			(3,409,080)			(3,409,080)
Deferred actuarial (loss) gain net of tax				362,652		362,652
Prior service costs, net				688		688
Unrecognized transition cost, net				6,104		6,104
Total defined benefit pension, net of deferred tax expense						369,444
Total comprehensive loss						(3,039,636)
Compensation recognized under employee stock plan		5,889				5,889
Balance, ending at Oct. 31, 2010	819,731	19,829,475	15,937,224	(1,703,440)	(2,085,407)	32,797,583
Balance, shares, end at Oct. 31, 2010	2,732,442
Net (loss) income			(2,474,765)			(2,474,765)
Deferred actuarial (loss) gain net of tax				(568,881)		(568,881)
Total comprehensive loss						(3,043,646)
Balance, ending at Oct. 31, 2011	819,731	19,829,475	13,462,459	(2,272,321)	(2,085,407)	29,753,937
Balance, shares, end at Oct. 31, 2011	2,732,442					2,732,442
Net (loss) income			(1,258,634)			(1,258,634)
Deferred actuarial (loss) gain net of tax				(674,858)		(674,858)
Total defined benefit pension, net of deferred tax expense						674,858
Total comprehensive loss						(1,933,492)
Balance, ending at Oct. 31, 2012	819,731	19,829,475	12,203,825	(2,947,179)	(2,085,407)	27,820,445
Balance, shares, end at Oct. 31, 2012	2,732,442
Net (loss) income			(318,714)			(318,714)
Deferred actuarial (loss) gain net of tax						0
Total defined benefit pension, net of deferred tax expense						0
Balance, ending at Jul. 31, 2013	$ 819,731	$ 19,829,475	$ 11,885,111	$ (2,947,179)	$ (2,085,407)	$ 27,501,731
Balance, shares, end at Jul. 31, 2013	2,732,442

COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Statement of Stockholders' Equity [Abstract]
Total defined benefit pension, net of deferred tax expense	$ 461,000	$ 389,000	$ 257,000

COMBINED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash Flows Provided By (Used In) Operating Activities:
Net loss	$ (318,714)	$ (1,379,210)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	856,910	932,448	1,227,002	1,354,830	1,341,774
Impairment	3,700,000	70,700	70,700	1,178,651	2,376,000
Deferred income taxes	(459,000)	(710,000)	(1,361,000)	(1,272,000)	(1,970,000)
Gain on sale of assets	(3,475)	(4,609)	(14,011)	(44,886)
Compensation recognized under employee stock plan					5,889
Changes in operating assets and liabilities:
Cash held in escrow	101,271	(42,160)	6,388	393,278	436,518
Accounts receivable and mortgages receivable	(39,637)	(129,057)	16,908	249,697	(58,659)
Prepaid expenses and other current assets	83,436	1,145,301	910,484	(105,470)	7,933
Land and land development costs	(15,848)	24,963	20,003	92,460	(570,414)
Long-lived assets held for sale	2,024,686	1,629,363	2,621,531	1,001,171	973,748
Accounts payable and accrued liabilities	402,130	(631,089)	(633,742)	(520,456)	(52,171)
Deferred revenue	39,086	80,575	(37,753)	(60,510)	70,636
Net cash provided by (used in) operating activities	6,370,845	987,225	1,567,876	(208,000)	(847,826)
Cash Flows Provided By (Used In) Investing Activities:
Proceeds from disposition of assets	3,475	2,545,724	2,100,749	1,440,106
Additions to properties	(78,910)	(100,316)	(93,481)	(429,557)	(1,542,999)
Payments received under direct financing lease arrangements	0	7,788,195	7,788,195	8,598	11,280
Net cash provided by (used in) investing activities	(75,435)	10,233,603	9,795,463	1,019,147	(1,531,719)
Cash Flows Provided By (Used In) Financing Activities:
Proceeds from debt	2,139,425	2,541,850	4,269,457	6,474,530	7,928,262
Payment of debt	(4,668,328)	(13,807,900)	(15,512,545)	(7,298,481)	(5,275,527)
Deferred financing costs			0	0	(45,000)
Net cash used in financing activities	(2,528,903)	(11,266,050)	(11,243,088)	(823,951)	2,607,735
Net increase (decrease) in cash and cash equivalents	3,766,507	(45,222)	120,251	(12,804)	228,190
Cash and cash equivalents, beginning of period	497,409	377,158	377,158	389,962	161,772
Cash and cash equivalents, end of period	$ 4,263,916	$ 331,936	$ 497,409	$ 377,158	$ 389,962

BASIS OF COMBINATION	9 Months Ended
Jul. 31, 2013
Basis Of Combination
BASIS OF COMBINATION

1. Basis of Combination

The accompanying unaudited combined financial  statements  include the accounts of Blue Ridge Real Estate Company and its wholly-owned  subsidiaries  (Northeast Land Company, Jack Frost Mountain Company, Boulder Creek Resort Company, Moseywood Construction Company, Jack Frost National Golf Course, Inc., BRRE Holdings, Inc., Coursey Commons Shopping Center, LLC, Coursey Creek, LLC, Cobble Creek, LLC, Flower Fields Motel, LLC, Blue Ridge WNJ, LLC and Blue Ridge WMN, LLC) (collectively “Blue Ridge”) and Big Boulder Corporation and its  wholly-owned  subsidiaries  (Lake  Mountain  Company and BBC  Holdings, Inc.) (collectively “Big Boulder” and, together with Blue Ridge, the “Companies”).

The combined balance sheet as of October 31, 2012, which has been derived from audited financial statements, and the combined financial statements as of and for the three and nine month periods ended July 31, 2013 and 2012, which are unaudited, are presented pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, these combined financial statements should be read in conjunction with the combined financial statements and notes thereto contained in the Companies’ 2012 Annual Report on Form 10-K. In the opinion of management, the accompanying combined financial statements reflect all adjustments (which are of a normal recurring nature) necessary for a fair statement of the results for the interim periods.  All significant intercompany accounts and transactions are eliminated.

Due to intermittent revenues from land resource management, the results of operations for any interim period are not necessarily indicative of the results expected for the full fiscal year.

SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Significant Accounting Policies
SIGNIFICANT ACCOUNTING POLICIES

2. Significant Accounting Policies

Use of estimates and assumptions:

The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  For example, unexpected changes in market conditions or a continued or further downturn in the economy could adversely affect actual results.  Estimates are used in accounting for, among other things, land development costs, asset fair value calculations, accounts and mortgages receivables, legal liability, insurance liability, depreciation, employee benefits, taxes, and contingencies.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the combined financial statements in the period in which the revisions are made.

Management believes that its accounting policies regarding revenue recognition, land development costs, long lived assets, deferred income and income taxes among others, affect its more significant judgments and estimates used in the preparation of its combined financial statements.  For a description of these critical accounting policies and estimates, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations”. There were no significant changes in the Companies’ critical accounting policies or estimates since the Companies’ fiscal year ended October 31, 2012 (“Fiscal 2012”).  Material subsequent events are evaluated and disclosed through the issuance date of this Quarterly Report on Form 10-Q.

Cash concentration:

At July 31, 2013, the Companies had $3,675,776 on deposit in excess of the FDIC insured limit of $250,000.

Cash held in escrow:

Cash held in escrow consists of deposits held by the Companies for interest payments on lines of credit, golf course memberships and real estate transactions and other funds placed into escrow with a third party intermediary for the purpose of a tax deferred exchange under section 1031 of the Internal Revenue Code of 1986, as amended (the “IRC”).

Discontinued operations:

A component of the Companies is classified as a discontinued operation when (i) the operations and cash flows of the component of the Companies can be clearly distinguished and have been or will be eliminated from our ongoing operations; (ii) the component has either been disposed of or is classified as held for sale; and (iii) we will not have any significant continuing involvement in the operations of the component of the Companies after the disposal transactions.  Significant judgments are involved in determining whether a component meets the criteria for discontinued operations reporting and the period in which these criteria are met.

   If a component of the Companies is reported as a discontinued operation, the results of operations through the date of sale, including any gain or loss recognized on the disposition, are presented on a separate line of the statement of operations.

Reclassification

   The Companies report the results of discontinued operations as a separate component of income on the combined statements of operations under the caption discontinued operations.  As previously disclosed, this reporting presentation resulted in certain reclassifications of the 2012 financial statement amounts.  Accordingly, certain amounts in the Fiscal 2012 combined financial statements have been reclassified to conform to the reclassified presentation.

New Accounting Pronouncements:

In January 2010, the FASB issued ASU No. 2010-06, “Fair Value Measurements and Disclosures (“Topic 820”): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires certain new disclosures and clarifies some existing disclosure requirements regarding fair value measurement as set forth in Accounting Standards Codification (“ASC”) Subtopic 820-10. ASU 2010-06 amends ASC Subtopic 820-10 to now require that (1) a reporting entity disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; (2) in the reconciliation for fair value measurements using significant unobservable inputs, a reporting entity present separately information about purchases, sales, issuances, and settlements, and (3) a reporting entity provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of ASU No. 2010-06 did not have a material impact on the Companies’ combined financial statements.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, which clarifies several aspects of the guidance in ASU No. 2010-06 “Fair Value Measurements and Disclosures”.  ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011.  The adoption of ASU No. 2011-04 did not have a material impact on the Companies combined financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Statement of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  ASU 2011-05 was effective for the Companies’ fiscal year beginning November 1, 2012.  In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (ASU 2011-12) which is a deferral of the effective date for the amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in Accounting Standards Update No. 2011-05 effective for fiscal years and interim periods within those years beginning after December 1, 2011.  The adoption of this guidance, which relates to presentation only, did not have a material impact on the Companies’ combined financial statements.

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified  Out of Accumulated Other Comprehensive Income” (ASU 2013-02), requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts an entity is required to cross reference to other disclosures required under U.S. GAAP that provide additional details about these amounts.  ASU 2013-02 is effective for fiscal years beginning after December 15, 2012.

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Combination:

   The accompanying combined financial statements include the accounts of Blue Ridge Real Estate Company (“Blue Ridge”) and its wholly-owned subsidiaries (Northeast Land Company, Jack Frost Mountain Company, Boulder Creek Resort Company, Moseywood Construction Company, Jack Frost National Golf Course, Inc., Blue Ridge Acquisition Company, BRRE Holdings, Inc., Coursey Commons Shopping Center, LLC, Coursey Creek, LLC, Cobble Creek, LLC, Flower Fields Motel, LLC, Blue Ridge WMN, LLC and Blue Ridge WNJ, LLC) and Big Boulder Corporation (“Big Boulder”) and its wholly-owned subsidiaries (Lake Mountain Company and BBC Holdings, Inc.) (collectively, the “Companies”).  Under a Security Combination Agreement between Blue Ridge and Big Boulder and under the by-laws of both Companies, shares of the Companies are combined in unit certificates, each certificate representing concurrent ownership of the same number of shares of each company; shares of each company may be transferred only together with an equal number of shares of the other company. All significant intercompany accounts and transactions are eliminated.

Revenue Recognition:

   Revenues are derived from a wide variety of sources, including sales of real estate, management of investment properties, home construction, property management services, golf activities, timbering and leasing activities. Generally, revenues are recognized as services are performed, except as noted below.

Land and Resort Homes:

   The Companies recognize income on the disposition of real estate using the full accrual method.  The full accrual method is appropriate at closing when the sales contract has been signed, the buyer has arranged permanent financing and the risks and rewards associated with ownership have been transferred to the buyer.  In the few instances that the Companies finance the sale, more than 20% down payment is required.  The remaining financed purchase price is not subject to subordination. Down payments of less than 20% are accounted for as deposits.

   The costs of developing land for resale as resort homes and the costs of constructing certain related amenities are allocated to the specific parcels to which the costs relate. Such costs, as well as the costs of construction of the resort homes, are charged to operations as sales occur. Land held for resale and resort homes under construction are stated at lower of cost or market.

Custom Home Construction:

   The Companies recognize revenue and costs on custom home construction using the percentage of completion method of accounting when construction is beyond the preliminary stage, the buyer is committed to the extent of being unable to require a refund except for non-delivery, the sales proceeds are collectible and the aggregate sales proceeds and the total cost of the project can be reasonably estimated.  Total estimated revenues and construction costs are reviewed periodically, and the effects of revisions are reflected in the combined financial statements in the period in which the revisions are determined.

Timbering Revenues:

   Timbering revenues from stumpage contracts are recognized at the time a stumpage contract is signed, at which time the risk of ownership has been passed to the buyer at a fixed, determinable cost.  Reasonable assurance of collectibility has been determined by the date of signing, and the few obligations of the Companies have already been met.  Therefore, full accrual recognition at the time of contract execution is appropriate under SAB 104 guidance.

Land and Land Development Costs:

   The Companies capitalize as land and land development costs, the original acquisition cost, direct construction and development costs, property taxes, interest incurred on costs related to land under development and other related costs (engineering, surveying, landscaping, etc.) until the property reaches its intended use.  The cost of sales for individual parcels of real estate or condominium units within a project is determined using the relative sales value method.  Revenue is recognized upon signing closing documents.   At closing a binding contract is in effect, the buyer has arranged for permanent financing and the Companies are assured of payment in full.  Also at this time, the risks and rewards associated with ownership have been transferred to the buyer.  Selling expenses are recorded when incurred.

Land Improvements, Buildings, Equipment and Depreciation:

   Land improvements, buildings and equipment are stated at cost. Depreciation, including amortization of equipment under capital lease is provided principally using the straight-line method over the estimated useful lives as set forth below:

Land improvements

 10-30 years

Buildings and improvements

   3-40 years

Equipment and furnishings

   3-20 years

   Upon sale or retirement of depreciable property, the cost and related accumulated depreciation are removed from the related accounts, and resulting gains or losses are reflected in income.

   Interest, real estate taxes, and insurance costs, including those costs associated with holding unimproved land, are charged to expense as incurred. Interest cost incurred during construction of facilities is capitalized as part of the cost of such facilities.

   Maintenance and repairs are charged to expense, and major renewals and betterments are added to property accounts.

Land Held for Investment:

   Land held for investment is stated at cost and is principally unimproved.  Portions of this land are leased on an annual basis primarily to hunting and sportsman clubs.  Real estate taxes and insurance are expensed as incurred.

Long-Lived Assets Held for Sale:

   Long-lived assets held for sale primarily relate to housing units constructed in real estate developments projects.  The Companies classify assets as a long-lived asset held for sale upon the completion of construction.  The carrying value of the assets held for sale are stated at the lower of carrying value or fair market value less costs to sell.  The impairment loss for long-lived assets held for sale is the difference between their carrying value and their fair value less cost to sell.  Real estate taxes, insurance, utilities and any related interest are expensed upon completion of construction.  Also included in long-lived assets held for sale at October 31, 2012 is 376 acres of land under agreement of sale to the Conservation Fund.  If the sale closes as expected, we anticipate closing will be held in July of 2013.

Investment in Direct Financing Leases:

   The Companies’ have capitalized as the net investment in direct financing leases, the portion of the leased premises pertaining to Jack Frost Mountain and Big Boulder ski areas, which meets the criteria for accounting for these lease transactions as direct financing leases.  The accounting was based on estimates and assumptions about the fair values and estimated useful lives of the leased properties, as well as the collectibility of lease payments and recoverability of the unguaranteed residual value of the leased properties.  Management had periodically reviewed the net investment in direct financing leases for events or changes in circumstances that could impact collectibility, and recoverability of the unguaranteed residual value of leased properties and on October 31, 2011 wrote down the net investment in direct financing lease to the amount expected to be recoverable.  On December 15, 2011 the ski areas were sold.

Accounts and Mortgages Receivable:

   Accounts receivable are reported at net realizable value.  Accounts or a portion thereof are written off when they are determined to be uncollectible based upon management’s assessment of individual accounts.  An allowance for doubtful accounts, if deemed necessary, is estimated based upon a review of individual accounts.  The allowance amount was $40 at October 31, 2012 and $1,222 at October 31, 2011.

   The Companies account for mortgages receivable on a cost basis.  Interest income is recorded on a monthly basis.  Late payment fees are charged on overdue payments.  Mortgages receivable are evaluated at origination and monitored on an ongoing basis for credit worthiness.  Mortgages receivable are considered fully collectible by management and accordingly no allowance for losses is considered necessary.  Any mortgage 90 days past due is reviewed by management for collectibility.  Mortgages receivable were $0 and $2,920 at October 31, 2012 and 2011, respectively.

Impairment:

   The Companies review their long-lived assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, which is primarily due to the state of the industry and the economy.  In that event, the Companies calculate the expected future net cash flows to be generated by the asset.  If those net future cash flows are less than the carrying value of the asset, an impairment loss is recognized in operating (loss) profit.  The impairment loss is the difference between the carrying value and the fair value of the asset.  The impairment loss is recognized in the period incurred.

Deferred Income:

   Deferred income includes dues, rents and deposits on land or home sales. Rents that are not yet earned relate to the Companies’ commercial properties that have been paid in advance, and dues are related to memberships in the Companies’ hunting and fishing clubs and golf club memberships paid in advance. The Companies recognize revenue related to the hunting and fishing clubs and golf course memberships over the period that the dues cover.  The Companies’ recognize revenue related to the fishing club over a five month period, May through September, and the golf course over a seven month period, April through October.  Deposits are required on land and home sales.

   Also included in deferred income is a reimbursement from the Pennsylvania Department of Transportation for the cost of a sewer line.  Income will be recognized over the depreciation period.  This sewer line has not yet been placed in service.

Comprehensive Income (Loss):

   The Companies’ comprehensive income (loss) differs from net income (loss) due to changes in the funded status of the Companies’ defined benefit pension plan (see Note 8).  The Companies have elected to disclose comprehensive income and loss in its Combined Statements of Changes in Shareholders’ Equity.

Income Taxes:

   The Companies account for income taxes utilizing the asset and liability method of recognizing the tax consequence of transactions that have been recognized for financial reporting or income tax purposes.  Among other things, this method requires current recognition of the effect of changes in statutory tax rates on previously provided deferred taxes.  For federal income tax purposes, Blue Ridge and its subsidiaries and Big Boulder and its subsidiaries each file as consolidated entities. State income taxes are reported on a separate company basis. Valuation allowances are established, when necessary to reduce tax assets to the amount expected to be realized.

   The Companies policies for Accounting for Uncertainty in Income Taxes in an enterprise’s financial statements, requires a review of all tax positions and applies a “more-likely-than-not” recognition threshold to determine whether any part of an individual tax position should be recognized in an enterprise’s financial statements. A tax position that meets the more-likely-than-not recognition threshold is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon the ultimate settlement with the taxing authority that has full knowledge of all relevant information.

Advertising Costs:

   Advertising costs are primarily related to real estate development and golf course operation.  Advertising costs are expensed when incurred and the advertising expense for Fiscal 2012, Fiscal 2011 and Fiscal 2010 was $22,821, $25,739, and $43,441, respectively.

Use of Estimates and Assumptions:

   The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the combined financial statements in the period in which the revisions are determined.

Statement of Cash Flows:

   For purposes of reporting cash flows, the Companies consider cash equivalents to be all highly liquid investments with maturities of three months or less when acquired.

Concentration of Credit Risk:

   Financial instruments which potentially subject the Companies to concentration of credit risk consist principally of temporary cash investments. The Companies’ temporary cash investments are held by financial institutions. The Companies have not experienced any losses related to these investments.  At October 31, 2012, the Companies had no cash in excess of the FDIC limits.

Earnings Per Share:

   Basic earnings per share is calculated based on the weighted-average number of shares outstanding.  Diluted earnings per share includes the dilutive effect of stock options, if applicable.

Business Segments:

   The Companies currently operate in two business segments, which consist of the Real Estate Management/Rental Operations and Land Resource Management segments.  Financial information about our segments can be found in Note 15.

Stock Compensation:

   The Companies recognize as compensation expense an amount equal to the grant date fair value of the stock options issued over the required service period.  Compensation cost is measured using the modified prospective approach.

   The fair value of each option award is estimated at the date of grant using an option pricing model.  Expected volatilities are based upon historical volatilities of the Companies’ stock.  The Companies use historical data to estimate option exercises and employee terminations with the valuation model.  The expected term of options granted is derived from the output of the valuation model and represents the period of time that options granted are expected to be outstanding.  The risk-free rate for periods within the contractual term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Discontinued Operations:

   A component of the Companies is classified as a discontinued operation when (i) the operations and cash flows of the component of the Companies can be clearly distinguished and have been or will be eliminated from our ongoing operations; (ii) the component has either been disposed of or is classified as held for sale; and (iii) we will not have any significant continuing involvement in the operations of the component of the Companies after the disposal transactions.  Significant judgments are involved in determining whether a component meets the criteria for discontinued operations reporting and the period in which these criteria are met.

   If a component of the Companies is reported as a discontinued operation, the results of operations through the date of sale, including any gain or loss recognized on the disposition, are presented on a separate line of the statements of operations.

Reclassification:

   The Companies report the results of discontinued operations as a separate component of income on the combined statements of operations under the caption discontinued operations.  This reporting presentation resulted in certain reclassifications of the 2011 and 2010 financial statement amounts.

   Certain amounts in the Fiscal 2011 and Fiscal 2010 combined financial statements have been reclassified to conform to the Fiscal 2012 presentation.

New Accounting Pronouncements:

In January 2010, the FASB issued ASU No. 2010-06, “Fair Value Measurements and Disclosures (“Topic 820”): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires certain new disclosures and clarifies some existing disclosure requirements regarding fair value measurement as set forth in Accounting Standards Codification (“ASC”) Subtopic 820-10. ASU 2010-06 amends ASC Subtopic 820-10 to now require that (1) a reporting entity disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; (2) in the reconciliation for fair value measurements using significant unobservable inputs, a reporting entity present separately information about purchases, sales, issuances, and settlements, and (3) a reporting entity provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of ASU No. 2010-06 did not have a material impact on the Companies’ combined financial statements.

In December 2009, the FASB issued ASU No. 2009-16, “Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which is an amendment of ASC 860, “Transfers and Servicing.”  ASU 2009-16 requires more information about the transfers of financial assets.  More specifically, ASU 2009-16 eliminates the concept of a “qualified special purpose entity”, changes the requirements for derecognizing financial assets, and enhances the information reported to users of financial statements.  ASU 2009-16 is effective for fiscal years beginning on or after November 15, 2009. ASU 2009-16 is effective for the Companies’ financial statements for fiscal years beginning November 1, 2010. The adoption of ASU 2009-16 did not have a material impact on the Companies’ combined financial statements.

In December 2009, the FASB issued ASU No. 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”). ASU 2009-17 changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance. The new standard will require a number of new disclosures, including additional disclosures about the reporting entity’s involvement with variable interest entities and any significant changes in risk exposure due to that involvement. A reporting entity will be required to disclose how its involvement with a variable interest entity affects the reporting entity’s financial statements. ASU 2009-17 is effective for fiscal years beginning after November 15, 2009. The adoption of ASU 2009-17 did not have a material impact on the Companies’ combined financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Statement of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  The adoption of this guidance, which relates to presentation only, is not expected to have a material impact on the Companies’ combined financial statements.  ASU 2011-05 will be effective for the Companies’ fiscal year beginning November 1, 2012.  In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (ASU 2011-12) which is a deferral of the effective date for the amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in Accounting Standards Update No. 2011-05 effective for fiscal years and interim periods within those years beginning after December 1, 2011.

DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
DiscontinuedOperationsAbstract
DISCONTINUED OPERATIONS

3. Discontinued operations

On November 30, 2011, the Jack in the Box located in Wallisville, Texas was sold and, as a result, the operating activity for the three and nine months ended July 31, 2012 is being reported as a discontinued operation.  The operating results of Jack in the Box were previously reported in the Rental Operations of the combined statements of operations.  At October 31, 2012, there were no remaining assets or liabilities related to Jack in the Box.

On December 15, 2011, the Jack Frost Mountain and Big Boulder ski areas were sold and, as a result, the operating activity for the three and nine months ended July 31, 2012 is being reported as a discontinued operation.  The operating results of the ski areas were previously reported in the Rental Operations of the combined statements of operations.  At October 31, 2012, there were no remaining assets or liabilities related to the Jack Frost Mountain and Big Boulder ski areas.

On September 17, 2012, the Companies signed an agreement of sale regarding Lot 5 Maple Terrace located in Saylorsburg, Pennsylvania.  A deposit was received and the transaction was expected to close October 1, 2013.  Management has become aware that settlement on the property will not occur by October 1, 2013. On August 16, 2013, a new lease was entered into with the current lessees of the property for the period of October 1, 2013 through September 30, 2014 and an Addendum to the Agreement of Sale was executed extending the settlement date to September 30, 2014.  As a result, operating activity for the property is continuing to be reported as discontinued operations for the three and nine month periods ending July 31, 2013 and 2012.  At July 31, 2013 and October 31, 2012, there were assets related to the Maple Terrace property totaling $166,682 included in assets of discontinued operations and there were no liabilities.

The combined assets included in discontinued operations as of July 31, 2013 and October 31, 2012 are summarized as follows:

	07/31/13	10/31/12
ASSETS
Land improvements, buildings & equipment, net	$124,790	$124,790
Land held for investment, principally unimproved	41,892	41,892
Total assets of discontinued operations	$166,682	$166,682

Operating results, including interest expense incurred, of the discontinued operations in three and nine months ending July 31, 2013 and 2012 are as follows:

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/3/12
Revenues:
Jack in the Box	$0	$0	$0	$10,971
Jack Frost Mountain Ski Area	0	0	0	5,097
Big Boulder Ski Area	0	0	0	5,097
Maple Terrace	3,750	0	11,250	5,750
Total Revenue	3,750	0	11,250	26,915

Expenses (excluding interest):
Jack in the Box	0	0	0	136
Jack Frost Mountain Ski Area	0	0	0	7,730
Big Boulder Ski Area	0	173	0	662
Maple Terrace	1,452	0	6,531	14,295
Total Expenses	1,452	173	6,531	22,823

Interest expense(calculated on debt related to the property):
Jack in the Box	0	0	0	7,386
Jack Frost Mountain Ski Area	0	0	0	0
Big Boulder Ski Area	0	0	0	0
Maple Terrace	0	0	0	0
Total Interest	0	0	0	7,386

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/3/12
Gain (Loss) on Disposal:
Jack in the Box	0	0	0	9,402
Jack Frost Mountain Ski Area	0	0	0	(4,803)
Big Boulder Ski Area	0	0	0	(4,517)
Maple Terrace	0	0	0	0
Total Gain on Disposal	0	0	0	82

Income (loss) from discontinued operations before income taxes	$2,298	($173)	$4,719	($3,212)

2.  DISCONTINUED OPERATIONS:

   On September 30, 2011, the Applebee’s located in Fort Collins, Colorado was sold and as a result the operating activity for the years ending October 31, 2011 and 2010 is being reported as a discontinued operation.  The operating results of Applebee’s were previously reported in the Rental Operations of the combined statements of operations.  At October 31, 2012 and 2011, there were no remaining assets or liabilities related to Applebee’s.

   On November 30, 2011, the Jack in the Box located in Wallisville, Texas was sold and as a result the operating activity for the years ending October 31, 2012, 2011 and 2010 is being reported as a discontinued operation.  The operating results of Jack in the Box were previously reported in the Rental Operations of the combined statements of operations.  At October 31, 2012, there were no remaining assets or liabilities related to Jack in the Box.  At October 31, 2011, there was $1,814,573 of assets related to Jack in the Box included in assets of discontinued operation and $1,010,384 of debt included in liabilities of discontinued operations on the Companies’ combined balance sheet.

   On December 15, 2011, the Jack Frost Mountain and Big Boulder ski areas were sold and as a result the operating activity for the years ending October 31, 2012, 2011 and 2010 is being reported as a discontinued operation.  The ski areas had been leased to an operator and a portion of the leased premises had been capitalized as net investment in direct financing leases. Therefore a portion of the operating results were previously reported in the Rental Operations and a portion of the operating results were previously reported in the Interest and Other Income line of the combined statements of operations.  At October 31, 2012, there were no remaining assets or liabilities related to the Jack Frost Mountain and Big Boulder ski areas.  At October 31, 2011, there was $8,955,649 of assets related to the two ski areas included in assets of discontinued operations on the Companies’ combined balance sheet and there were no liabilities.

   On September 17, 2012, the Companies signed an agreement of sale on Lot 5 Maple Terrace located in Saylorsburg, PA.  A deposit was received and the transaction is expected to close October 1, 2013.  As a result operating activity for the property is being reported as discontinued operations for the years ending October 31, 2012, 2011 and 2010.  At October 31, 2012 and 2011, there were assets related to the Maple Terrace property totaling $166,682 and $232,048 respectively, included in assets of discontinued operations and there were no liabilities.

   The combined assets and liabilities as of October 31, 2012 and 2011, and the results of operations of the properties classified as discontinued operations for the years ended October 31, 2012, 2011 and 2010, are summarized as follows:

BALANCE SHEET	10/31/12	10/31/11

ASSETS
Land improvements, buildings & equipment, net	$124,790	$443,156
Land held for investment, principally unimproved	41,892	94,886
Long-lived assets held for sale	0	1,780,155
Net investment in direct financing leases	0	7,788,195
Prepaid expenses and other assets	0	895,878
Total assets of discontinued operations	$166,682	$11,002,270

LIABILITIES
Debt	$0	$1,010,384
Total liabilities of discontinued operations	$0	$1,010,384

	Years ended October 31,
STATEMENT OF OPERATIONS	2012	2011	2010
Revenues:
Applebee’s	$0	$106,011	$78,714
Jack in the Box	10,971	133,335	132,984
Jack Frost Mountain Ski Area	5,097	163,143	158,639
Big Boulder Ski Area	5,097	89,119	84,614
Maple Terrace	5,750	18,000	18,000
Total Revenue	26,915	509,608	472,951

Expenses (excluding interest):
Applebee’s	0	4,665	5,342
Jack in the Box	136	44,478	51,336
Jack Frost Mountain Ski Area	7,730	10,279	1,018
Big Boulder Ski Area	472	3,983	7,671
Maple Terrace	77,995	9,032	6,759
Total Expenses	86,333	72,437	72,126

Interest and other income (interest income related to ski area net investment in direct financing lease):
Applebee’s	0	0	0
Jack in the Box	0	0	0
Jack Frost Mountain Ski Area	0	126,672	126,092
Big Boulder Ski Area	0	194,997	192,865
Maple Terrace	0	0	0
Total Interest and Other Income	0	321,669	318,957

Interest expense(calculated on debt related to the property):
Applebee’s	0	42,992	31,781
Jack in the Box	7,386	69,794	71,322
Jack Frost Mountain Ski Area	0	0	0
Big Boulder Ski Area	0	0	0
Maple Terrace	0	0	0
Total Interest	7,386	112,786	103,103

Gain (Loss) on Disposal:
Applebee’s	0	25,721	0
Jack in the Box	9,402	0	0
Jack Frost Mountain Ski Area	(4,803)	(387,000)	0
Big Boulder Ski Area	(4,517)	(115,000)	0
Maple Terrace	0	0	0
Total Gain (loss) on Disposal	82	(476,279)	0

Income (loss) from discontinued operations before income taxes	($66,722)	$169,775	$616,679

SEGMENT REPORTING	9 Months Ended
Jul. 31, 2013
Segment Reporting [Abstract]
SEGMENT REPORTING	4. Segment Reporting The Companies currently operate in two business segments, which consist of Real Estate Management/Rental Operations and Land Resource Management.

INCOME TAXES	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Income Taxes
INCOME TAXES

5. Income Taxes

   The benefit/provision for income taxes for the three and nine months ended July 31, 2013 is based on a full calculation under FASB ASC 740, “Income Taxes”.  Two significant land sales occurred during the three months ended July 31, 2013, therefore a calculation of the benefit /provision was deemed necessary. The benefit for income taxes for the three and nine months ended July 31, 2012 is estimated using the estimated annual effective tax rate for the fiscal years ending October 31, 2013 and 2012.  The effective income tax rate for the first nine months of the Companies’ fiscal year ending October 31, 2013 (such fiscal year “Fiscal 2013”) and Fiscal 2012 was estimated at 34%.

   The Companies’ practice is to recognize interest and/or penalties related to income tax matters as income tax expense in its combined financial statements. As of and for the nine months ended July 31, 2013, no interest and penalties have been accrued in the combined balance sheet and no expense is reflected in the combined statement of operations.  At July 31, 2013, federal and state tax returns for fiscal years ending October 31, 2009 and later are subject to future examination by the respective tax authorities.

7.  INCOME TAXES:

   The credit for income taxes from continuing operations is as follows:

	10/31/12	10/31/11	10/31/10
Currently payable:
Federal	$65,000	$0	($5,000)
State	2,000	2,000	2,000
	67,000	2,000	(3,000)
Deferred:
Federal	(680,000)	(1,331,000)	(1,995,000)
State	(659,000)	2,000	(185,000)
	(1,339,000)	(1,329,000)	(2,180,000)
Total	($1,272,000)	($1,327,000)	($2,183,000)

   A reconciliation between the amount computed using the statutory federal income tax rate of 34% and the actual credit for income taxes is as follows:

	10/31/12	10/31/11	10/31/10
Computed at statutory rate	($845,000)	($1,330,000)	($2,039,000)
State income taxes, net of federal income tax	(433,000)	2,000	(121,000)
Nondeductible expenses	1,000	1,000	(24,000)
Other	5,000	0	1,000
(Credit) provision for income taxes from continuing operations	($1,272,000)	($1,327,000)	($2,183,000)

   The components of the deferred tax assets and liabilities as of October 31, 2012 and 2011 are as follows:

	10/31/12	10/31/11
Deferred tax assets:
Accrued expenses	27,000	$27,000
Deferred income	158,000	147,000
Defined benefit pension	2,014,000	1,553,000
Asset impairment	1,408,000	2,132,000
AMT credit carryforward	424,000	364,000
Net operating losses	4,662,000	6,287,000
Valuation allowance	(2,528,000)	(2,778,000)
Contribution carryforward	32,000	32,000
Stock options	164,000	164,000
Deferred tax asset	6,361,000	7,928,000

	10/31/12	10/31/11
Deferred tax liability:
Depreciation	6,777,000	9,398,000
Land basis	66,000	834,000
	6,843,000	10,232,000

Deferred income tax liability, net	$482,000	$2,304,000

   At October 31, 2012, the Companies have approximately $424,000 of Alternative Minimum Tax (AMT) credit carryforward available to reduce future income taxes.  The AMT credit has no expiration date.

   At October 31, 2012, the Companies had available approximately $6,276,000 of federal net operating loss carryforwards which will expire from 2025 to 2032. The Companies also have state net operating loss carryforwards of approximately $25,305,000 that will expire from 2020 to 2032.  The Companies have recorded a valuation allowance against state net operating losses, which are not expected to be utilized.

   The Companies recognize interest and/or penalties related to income tax matters in income tax expense.

   At October 31, 2012, the Companies had unsettled federal tax returns for Fiscal 2009, 2010 and 2011 and unsettled state tax returns for Fiscal 2009, 2010 and 2011 for the states of Louisiana, Minnesota, New Jersey, Pennsylvania, South Carolina, Texas and Colorado.

LAND AND LAND DEVELOPMENT COSTS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Land And Land Development Costs
LAND AND LAND DEVELOPMENT COSTS

6.  Land and Land Development Costs

   Land and improvements in progress held for development consist of the following:

	07/31/2013	10/31/2012
Land unimproved designated for development	$9,635,834	$10,593,519
Residential development	5,084,771	5,084,262
Infrastructure development	1,189,684	4,674,285
	$15,910,289	$20,352,066

   The decrease in land unimproved designated for development was the result of the reclassification of 1,577 acres of raw land on River Road, Buck Township, Pennsylvania to assets held for sale which was sold in July 2013. The decrease in infrastructure development was related to an impairment expense taken against the remaining 126 units of the Boulder Lake Village condominium project.

4.  LAND AND LAND DEVELOPMENT COSTS:

Land and land development costs as of October 31, 2012 and 2011 consist of the following:

	10/31/2012	10/31/2011
Land unimproved designated for development	$10,593,519	$10,901,859
Residential development	5,084,262	5,084,262
Infrastructure development	4,674,285	4,656,666
Total land and land development costs	$20,352,066	$20,642,787

     The decrease in land improvements designated for development ($308,340) was due to a reclassification of $263,718 to assets held for sale and a land sale ($73,498).  The carrying value of land improvements designated for development reflects an impairment expense of $7,000 in Fiscal 2012 and $0 in Fiscal 2011.  The increase in infrastructure development cost of $17,619 was primarily related to the costs associated with the Big Boulder wastewater treatment plan upgrade.

LAND HELD FOR INVESTMENT	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Land Held For Investment
LAND HELD FOR INVESTMENT

7.  Land Held for Investment

	07/31/2013	10/31/2012
Land held for investment
Land – Unimproved	$1,796,292	$2,245,214
Land – Commercial rental properties	4,603,176	4,603,176
	$6,399,468	$6,848,390

     A portion of the decrease in land-unimproved was the result of a reclassification of 2,114 acres of raw land in Bear Creek and  Buck Townships, Pennsylvania, to an asset held for sale.  The remaining portion of the decrease was related to an impairment expense taken on 2.9 acres of land known as the Flower Field parcel.

5.  LAND HELD FOR INVESTMENT:

	10/31/2012	10/31/2011
Land held for investment
Land – Unimproved	$2,245,214	$2,245,312
Land – Commercial rental properties	4,603,176	4,603,176
Total land held for investment	$6,848,390	$6,848,488

PENSION BENEFITS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Pension Benefits
PENSION BENEFITS

8.  Pension Benefits

     Components of Net Periodic Pension Cost:

	Three Months Ended		Nine Months Ended
	07/31/13	07/31/12	07/31/13	07/31/12

Service Cost	$14,231	$12,276	$42,693	$36,828
Interest Cost	87,653	96,235	262,959	288,705
Expected return on plan assets	(109,836)	(102,812)	(329,508)	(308,436)

Net amortization and deferral:
Amortization of accumulated loss	127,775	83,568	383,325	250,704
Net amortization and deferral	127,775	83,568	383,325	250,704
Total net periodic pension cost	$119,823	$89,267	$359,469	$267,801

The Companies expect to contribute $279,000 to their pension plan in the fiscal year ending October 31, 2013 (“Fiscal 2013”).  As of July 31, 2013, the Companies made contributions totaling $186,000 and anticipate contributing an additional $93,000 to fund their pension plan in Fiscal 2013.

8.  PENSION BENEFITS:

   Effective July 15, 2010 the Companies’ sponsored defined benefit pension plan was amended such that future benefit accruals ceased effective as of August 31, 2010.  Benefits under the plan were based on average compensation and years of service.  The Companies’ funding policy is to contribute annually at least the minimum amounts required under the Employee Retirement Income Security Act of 1974.

Weighted Average Assumptions	10/31/12	10/31/11	10/31/10
Discount Rates used to determine net periodic pension cost as of October 31, 2012, 2011 and 2010	4.48%	5.26%	5.67%
Expected long-term rates of return on assets	7.50%	7.50%	7.50%
Rates of increase in compensation levels	N/A	N/A	N/A

Change in Benefit Obligation	10/31/12	10/31/11
Benefit obligation at beginning of year	$8,765,206	$7,583,064
Service cost (net of expenses)	49,106	55,788
Interest cost	384,941	391,258
Curtailment	0	0
Actuarial loss	1,347,138	1,010,136
Benefits paid	(344,797)	(275,040)
Benefit obligation at end of year	$10,201,594	$8,765,206

Change in Plan Assets	10/31/12	10/31/11
Fair value of plan assets at beginning of year	$5,452,890	$4,869,192
Actual return on plan assets	359,371	267,951
Employer contributions	564,358	637,600
Benefits paid	(344,797)	(275,040)
Administrative expenses	(71,192)	(46,813)
Fair value of plan assets at end of year	$5,960,630	$5,452,890

Reconciliation of Funded Status of the Plan	10/31/12	10/31/11
Funded status at end of year	($4,240,964)	($3,312,316)
Unrecognized transition obligation	0	0
Unrecognized net prior service cost	0	0
Unrecognized net actuarial loss	4,960,745	3,824,812
Net amount recognized at end of year	$719,781	$512,496

Amounts Recognized in the Combined Balance Sheet	10/31/12	10/31/11
Accrued pension expense	($4,240,964)	($3,312,316)
Accumulated other comprehensive loss (pre-tax)	4,960,745	3,824,812
Net amount recognized	$719,781	$512,496

Additional Year-End Information for Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets	10/31/12	10/31/11
Projected benefit obligation	$10,201,594	$8,765,206
Accumulated benefit obligation	$10,201,594	$8,765,206
Fair value of plan assets	$5,960,630	$5,452,890

Amounts Recognized in Accumulated Other Comprehensive Loss	10/31/12	10/31/11
Net actuarial loss	$4,960,745	$3,824,812
Prior service cost	0	0
Unrecognized net initial obligation	0	0
Total (before tax effects)	$4,960,745	$3,824,812

Components of Net Periodic Benefit Cost	10/31/12	10/31/11	10/31/10
Service cost	$49,106	$55,788	$186,427
Interest cost	384,941	391,258	415,441
Expected return on plan assets	(411,247)	(369,382)	(316,795)
Amortization of transition obligation	0	0	2,868
Amortization of prior service cost	0	0	274
Amortization of accumulated loss	334,273	200,829	268,919
Total net periodic benefit expense	$357,073	$278,493	$557,134

Other changes in plan assets and benefit obligationsrecognized in other comprehensive loss	10/31/12	10/31/11
Net loss	$1,470,206	$1,111,567
Recognized net actuarial loss	(334,273)	(200,829)
Prior service cost (credit)	0	0
Recognized prior service (cost) credit	0	0
Recognized net transition (obligation) asset	0	0
Total recognized in other comprehensive loss (before tax effects)	$1,135,933	$910,738

Total recognized in net periodic benefit cost and other comprehensive income (before tax effects)	$1,493,006	$1,189,231

Amounts expected to be recognized into net periodic cost in the coming year	10/31/12	10/31/11
Loss recognition	$511,101	$334,273
Prior service cost recognition	$0	$0
Net initial obligation/(asset) recognition	$0	$0

Estimated Future Benefits Payments	Fiscal Year	Benefits
	2013	$366,113
	2014	$376,461
	2015	$396,040
	2016	$479,580
	2017	$530,877
	2018-2022	$2,772,082

   The Companies expect to contribute $278,913 to the pension plan in fiscal 2013.

   Measurement Date   October 31

Weighted Average Assumptions	For Determination of:
	Benefit Obligations as of October 31, 2012	Benefit Obligations as of October 31, 2011
Discount rate	3.50%	4.48%
Rate of compensation increase	N/A	N/A

Weighted-Average Asset Allocations	10/31/12	10/31/11
Asset Category
Equity	49.77%	62.86%
Fixed Income	46.93%	35.92%
Cash Equivalents	3.30%	1.22%
Total	100.00%	100.00%

   The Companies’ goal is to conservatively invest the plan assets in high-grade securities with a minimum risk of market fluctuation.  Based on the allocation of our assets between equity, fixed income and money market funds, we estimate our long term rate of return to be approximately 7.5%.

   Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction value hierarchy which requires an entity to maximize the use of observable inputs when measuring fair value.

   The standard describes three levels of inputs that may be used to measure fair value:

   Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Plan for identical assets.  These generally provide the most reliable evidence and are used to measure fair value whenever available.

   Level 2 – Fair value is based on significant inputs, other than level 1 inputs, that are observable either directly or indirectly for substantially the full term of the asset through corroboration with observable market data.  Level 2 inputs include quoted market prices in active markets for similar assets, quoted market prices in markets that are not active for identical or similar assets, and other observable inputs.

   Level 3 – Fair value would be based on significant unobservable inputs.  Examples of valuation methodologies that would result in level 3 classification include option pricing models, discounted cash flows, and other similar techniques.

   Information about the Plan’s fair value levels follows as at October 31, 2012:

	Level 1	Level 2	Level 3	Total
Money Market Fund	$196,903			$196,903
Common Collective Trust Funds:
Aggressive Growth Portfolio		$871,332		$871,332
Long Duration Portfolio		748,353		748,353
Strategic Bond Portfolio		702,525		702,525
Intermediate Fixed Income Portfolio		677,165		677,165
Short Duration Portfolio		669,261		669,261
Large Company Value Portfolio		499,757		499,757
Fundamental Value Portfolio		481,368		481,368
International Core Portfolio		266,037		266,037
International Value Portfolio		257,014		257,014
Small Company Growth Portfolio		153,363		153,363
Small Company Value Portfolio		147,235		147,235
Mid-Cap Growth Portfolio		146,285		146,285
Mid-Cap Fundamental Value Portfolio		144,032		144,032
Guaranteed Investment Contract			$0	0
Total	$196,903	$5,763,727	$0	$5,960,630

	GIC Portfolio	Assets at Fair Value
Balance, beginning of year	$172,894	$172,894
Purchases, sales, issuances and settlements, net	(172,894)	(172,894)
Balance, end of year	$0	$0

Information about the Plan’s fair value levels follows as at October 31, 2011:

	Level 1	Level 2	Level 3	Total
Money Market Fund	$66,594			$66,594
Common Collective Trust Funds:
Strategic Bond Portfolio		$614,794		614,794
Long Duration Portfolio		610,900		610,900
Intermediate Fixed Income Portfolio		559,924		559,924
Strategic Growth Portfolio		429,711		429,711
Large Company Domestic Growth Portfolio		428,527		428,527
Fundamental Value Portfolio		426,977		426,977
Large Company Value Portfolio		431,316		431,316
International Core Portfolio		344,025		344,025
International Value Portfolio		335,582		335,582
Small Company Growth Portfolio		259,632		259,632
Mid-Cap Growth Portfolio		252,851		252,851
Mid-Cap Fundamental Value Portfolio		260,101		260,101
Small Company Value Portfolio		259,062		259,062
Guaranteed Investment Contract			$172,894	172,894
Total	$66,594	$5,213,402	$172,894	$5,452,890

	GIC Portfolio	Fair Value
Balance, beginning of year	$173,652	$173,652
Purchases, sales, issuances and settlements, net	(758)	(758)
Balance, end of year	$172,894	$172,894

   The following is a description of the valuation methodologies used for assets measured at fair value.  There have been no changes in the methodologies used at October 31, 2012 and 2011.

   Money market fund is valued at cost, which approximates fair value.

   Common collective trust funds are valued based upon the unit values of such collective trust funds held by the Plan at year end.  Unit values are based on the fair value of the underlying assets of the fund.  The fair value of the level 2 funds are derived from inputs principally from or corroborated by observable market data by correlation or other means.  Included in the common collective trust funds is a level 3 GIC Portfolio which includes both traditional and separate account guaranteed investment contracts (GICs) as well as synthetic GICs.  The traditional and separate account GICs are valued by calculating the sum of the present values of all projected future cash flows of each investment.  The synthetic GIC wrapper contracts are valued by determining the replacement cost of the wrapper contract and the present value of the contractually obligated payments in the original wrapper contract.  Debt securities underlying synthetic GICs are traded primarily in the over-the-counter (“OTC”) markets and are valued at the latest available price in the OTC market or on the basis of values obtained by an independent pricing service.

   The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

ACCUMULATED OTHER COMPREHENSIVE LOSS	9 Months Ended
Jul. 31, 2013
AccumulatedOtherComprehensiveLossAbstract
ACCUMULATED OTHER COMPREHENSIVE LOSS

9.  Accumulated Other Comprehensive Loss

The following table presents the changes in the accumulated other comprehensive loss for the nine months ended July 31, 2013 and the twelve months ended October 31, 2012:

	07/31/13		10/31/12
	Defined Benefit Pension Plan	Accumulated Other Comprehensive Loss	Defined Benefit Pension Plan	Accumulated Other Comprehensive Loss
Beginning balance	$2,947,179	$2,947,179	$2,272,321	$2,272,321
Current period other comprehensive loss	0	0	674,858	674,858
Ending balance	$2,947,179	$2,947,179	$2,947,179	$2,947,179

The other comprehensive loss is reported net of tax.

FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Fair Value Of Financial Instruments And Impairment
FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT

10.  Fair Value of Financial Instruments and Impairment

   The Companies use ASC 820, “Fair Value Measurements” (“ASC 820”), to measure the fair value of certain assets and liabilities.  ASC 820 provides a framework for measuring fair value in accordance with GAAP, establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and requires certain disclosures about fair value measurements.

The fair value hierarchy is summarized below:

Level 1:

Fair value determined based on quoted prices in active markets for identical assets or liabilities.

Level 2:

Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.

Level 3:

Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows, or similar techniques.

The estimated recurring fair values of the Companies' financial instruments at July 31, 2013 and October 31, 2012 are as follows:

	07/31/13		10/31/12
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS:
Cash and cash equivalents	$4,263,916	$4,263,916	$702,902	$702,902
Accounts and mortgages receivable	183,019	183,019	143,382	143,382

LIABILITIES:
Accounts payable	338,030	338,030	140,956	140,956
Accrued liabilities	342,682	342,682	311,097	311,097
Debt	$14,351,513	$14,484,443	$16,880,416	$16,988,594

   Fair Values were determined as follows:

   Cash and cash equivalents, accounts and mortgages receivable, accounts payable and accrued liabilities:  The carrying amounts approximate fair value because of the short-term maturity of these instruments.

   Debt: The fair value of debt is estimated using discounted cash flows based on current borrowing rates available to the Companies for similar types of borrowing arrangements - Level 2 hierarchy.

   As of July 31, 2013, the carrying amount net of prior period impairments for land and land development costs is $19,410,289, less impairment expense of $3,500,000, recorded in the nine months ended July 31, 2013 for a revised carrying value of $15,910,289.  A 126 unit development project had a carrying value of $4,610,965 which was written down by an impairment charge of $3,500,000.  Management reassessed the carrying value of the project following its evaluation of trends in the local real estate market, which management determined were not reflecting the recovery recently experienced nationally.  In determining the amount of the impairment, management performed a discounted cash flow analysis based on reduced estimates regarding the timing of unit sales and the prices to be realized.  Certain quantitative inputs utilized in the analysis for this impairment are detailed below.  The carrying amount net of prior period impairments for land improvements, buildings and equipment is $19,528,550.  A reclassification of $515,631 was recorded to both land improvements, buildings and equipment and deferred income due to notification received from the PA Department of Transportation stating the proposed safety rest area project along Interstate 80 has been abandoned.  This reclassification had $0 impact on the Combined Statement of Operations.  The carrying amount net of prior period impairments for land held for investment is $6,599,468 less impairment expense of $200,000 recorded in the nine months ended July 31, 2013 for a revised carrying value of $6,399,468.  A certain lot included in land held for investment had a carrying value of $500,431 which was written down by an impairment charge of $200,000.  The quoted listing price less selling and closing costs provided by the broker for this 2.9 acre parcel of land was the input used in determining the fair value of this property (Level 2).  The carrying amount net of prior period impairments for long-lived assets held for sale as of July 31, 2013 is $248,822.  The assets of discontinued operations as of July 31, 2013 had a carrying value net of prior period adjustments for impairment of $166,682.  There was a total of $3,700,000 impairment expense in the nine months ended July 31, 2013.

   As part of its ongoing methodology to review the carrying value of certain of its properties, management reviewed the carrying values of the Jack Frost National Golf Course and adjacent land approved for use as a planned residential development.  In the Companies’ Form 10-Q for the quarter ended April 30, 3013, the Companies disclosed that based on, among other factors, trends in the local real estate market, management determined it was likely that the carrying value of the properties was impaired.  The Companies also disclosed that management was unable to estimate the amount of the impairment, and was undertaking additional measures to provide such an estimate.  However, following its analysis of data generated as a result of these additional measures, which included an analysis of independent appraisal data relating to the properties, management has concluded that the carrying value of the properties was not impaired as of July 31, 2013.

   As of October 31, 2012, the carrying amount net of prior period impairments for land and land development costs were $20,359,066 less impairment expense of $7,000 in Fiscal 2012 for a revised carrying value of $20,352,066.  A certain lot included in the land and land development costs had a carrying value of $37,394 which was written down in Fiscal 2012 by an impairment charge of $7,000 due to the sale of a similar lot in Fiscal 2012, to its fair value of $30,394.  The carrying amount net of prior period impairments for land improvements, buildings and equipment is $21,043,068.  There was no impairment expense for land improvements, buildings and equipment in Fiscal 2012.  The carrying amount net of prior period impairments for land held for investment is $6,848,390.  There was no impairment on land held for investment in Fiscal 2012.  The carrying amount net of prior period impairments for long-lived assets held for sale as of October 31, 2012 was $846,174.  There was no impairment expense on long-lived assets held for sale in Fiscal 2012.  The assets of discontinued operations as of October 31, 2012 had a carrying value net of prior period adjustments for impairment of $230,382 less $63,700 impairment expense in Fiscal 2012, due to a sales agreement signed in September 2012 for this property, for a fair value of $166,682.  The overall total impairment in Fiscal 2012 was $70,700.  The impairment for long-lived assets held for sale, land and land development costs, land held for investment and assets of discontinued operations was determined using level 2 criteria wherein fair value is determined using significant observable inputs, generally either quoted prices in an active market for similar assets or liabilities or quoted prices in markets that are not active.

   The table below summarizes the level of fair value hierarchy in which the fair value measurements resulting in impairment losses during the nine month period ending July 31, 2013 are categorized:

		Non-Recurring Fair Value Measurements at the End of the Reporting Period Using ($ in thousands)
	07/31/2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Land and land development costs (a)	$1,111			$1,111	$3,500
Land held for investment (b)	300		300		200
Total nonrecurring fair value measurements	$1,411	$0	$300	$1,111	$3,700

(a) In accordance with Subtopic 360-10, land and land development costs with a carrying value of $4.6 million were written down to their fair value of approximately $1.1 million, resulting in impairment expense of $3.5 million, which was included in the loss for the period.

(b) In accordance with Subtopic 360-10, land held for investment with a carrying value of approximately $500,000 was written down to its fair value of approximately $300,000, resulting in impairment expense of $200,000, which was included in the loss for the period.

   The table below summarizes, for the periods indicated, the ranges of certain quantitative unobservable inputs (Level 3) utilized in determining the fair value of the impaired land and land development costs:

Fiscal Year Ending October 31,	Sales price per square ft.	Sales pace per year (in Units)	Discount rate
2015	$147 - $152	9	10%
2016	$153 - $164	25	10%
2017	$165 - $171	34	10%
2018	$172 - $178	32	10%
2019	$179 - $185	17	10%
2020	$186 - $192	3	10%

13.  FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT:

   The estimated fair values of the Companies' financial instruments at October 31, 2012 and 2011 are as follows:

	10/31/12		10/31/11
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS:
Cash and cash equivalents	$702,902	$702,902	$589,039	$589,039
Accounts and mortgages receivable	143,382	143,382	160,290	160,290

LIABILITIES:
Accounts payable	140,956	140,956	437,783	437,783
Accrued liabilities	311,097	311,097	415,935	415,935
Amounts due to related parties	0	0	24,792	0
Debt (Discontinued operations and other)	$16,880,416	$16,988,594	$28,123,504	$27,794,385

   Fair Values were determined as follows:

   Cash and cash equivalents, accounts and mortgages receivable, accounts payable and accrued liabilities:  The carrying amounts approximate fair value because of the short-term maturity of these instruments.

   Amounts due to related parties: Estimating the fair value of these instruments is not practicable because the terms of these transactions could not be duplicated in the market.

   Debt: The fair value of debt is estimated using discounted cash flows based on current borrowing rates available to the Companies for similar types of borrowing arrangements.

   As of October 31, 2012, the carrying amount net of prior period impairments for land and land development costs are $20,359,066 less impairment expense of $7,000 in Fiscal 2012 for a revised carrying value of $20,352,066.  A certain lot included in the land and land development costs had a carrying value of $37,394 which was written down by an impairment charge of $7,000 in Fiscal 2012 to its fair value of $30,394.  Prior period impairments on land and land development costs were $1,973,000 in Fiscal 2010.  The carrying amount net of prior period impairments for land improvements, buildings and equipment, net are $21,043,068.  There was no impairment expense for land improvements, buildings and equipment, net in Fiscal 2012.  The carrying amount net of prior period impairments for land held for investment is $6,848,390.  There was no impairment on land held for investment in Fiscal 2012, and prior period impairments were $403,000 in Fiscal 2010.  The carrying amount net of prior period impairments for long-lived assets held for sale as of October 31, 2012 was $846,174.  There was no impairment expense on long-lived assets held for sale in Fiscal 2012.  The prior period impairments on long-lived assets held for sale were $676,652 in Fiscal 2011.  The assets of discontinued operations as of October 31, 2012 have a carrying value net of prior period adjustments for impairment of $230,382 less $63,700 impairment expense in Fiscal 2012 for a fair value of $166,682.  There were $502,000 of prior period impairments on assets of discontinued operations in Fiscal 2011.  The overall total impairment in Fiscal 2012 was $70,700.  The impairment for long-lived assets held for sale, land and land development costs, land held for investment and assets of discontinued operations was determined using level 2 criteria wherein fair value is determined using significant observable inputs, generally either quoted prices in an active market for similar assets or liabilities or quoted prices in markets that are not active.

   As of October 31, 2011, the carrying amount net of prior period impairments for land and land development costs are $20,642,787.  There was no impairment expense on land and land development costs in Fiscal 2011.  Prior period impairments on land and land development costs were $1,973,000 in Fiscal 2010.  The carrying amount net of prior period impairments for land improvements, buildings and equipment, net are $22,438,253.  There was no impairment expense on land improvements, buildings and equipment, net in Fiscal 2011.   The carrying amount net of prior period impairments for land held for investment is $6,848,488 as of October 31, 2011.  There was no impairment on land held for investment in Fiscal 2011, and prior period impairments were $403,000 in Fiscal 2010.  The carrying amount net of prior period impairments for long-lived assets held for sale as of October 31, 2011 was $3,617,799 less impairment expense of $676,651 in Fiscal 2011 for a revised carrying value of $2,941,148.  Certain condominium and duplex units included in the long-lived assets held for sale had a carrying value of $3,678,164 which was written down by an impairment charge of $676,651 in Fiscal 2011 to their fair value of $3,001,513.  The assets of discontinued operations as of October 31, 2011 have a carrying value net of prior period adjustments for impairment of $11,504,270 less $502,000 impairment expense in Fiscal 2011 for a revised carrying value of $11,002,270.  The two ski areas included in the assets of discontinued operations had a carrying value of $9,457,650 which was written down by an impairment charge of $502,000 in Fiscal 2011 to their fair value of $8,955,650.  The overall total impairment in Fiscal 2011 was $1,178,651.  The impairment for long-lived assets held for sale, land and land development costs, land held for investment and assets of discontinued operations was determined using level 2 criteria wherein fair value is determined using significant observable inputs, generally either quoted prices in an active market for similar assets or liabilities or quoted prices in markets that are not active. The impairment in the net investment in direct financing leases was determined with the calculation of the loss generated on the sale of the ski areas on December 15, 2011.

PER SHARE DATA	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Per Share Data
PER SHARE DATA

11.  Per Share Data

     Earnings per share (“EPS”) is based on the weighted average number of common shares outstanding during the period.  The calculation of diluted EPS assumes weighted average options have been exercised to purchase shares of common stock in the relevant period, net of assumed repurchases using the treasury stock method.   For the three and nine months ended July 31, 2013 and 2012 all outstanding unexercised stock options would be excluded from the calculation of diluted EPS because the exercise price of all such options exceeded the market price of the Companies’ common stock.  As a result, the calculation of diluted EPS has been excluded from the table below since diluted EPS for these periods is equal to EPS.

     Weighted average basic shares, taking into consideration shares issued, weighted average options used in calculating EPS and treasury shares repurchased, and basic loss per weighted average combined share for the three and nine months ended July 31, 2013 and July 31, 2012 are as follows:

	Three Months Ended		Nine Months Ended
	07/31/13	07/31/12	07/31/13	07/31/12
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) per weighted average combined share is computed as follows:
Net income (loss) before discontinued operations	$3,180,036	($372,189)	($321,433)	($1,376,998)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) per weighted average combined share	$1.30	($0.15)	($0.13)	($0.56)

Net income (loss) from discontinued operations	$1,298	($173)	$2,719	($2,212)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic earnings per weighted average combined share	$0.00	$0.00	$0.00	$0.00

Net income (loss)	$3,181,334	($372,362)	($318,714)	($1,379,210)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) per weighted average combined share	$1.30	($0.15)	($0.13)	($0.56)

19.  PER SHARE DATA:

   Earnings per share (“EPS”) is based on the weighted average number of common shares outstanding during the period.  The calculation of diluted EPS assumes weighted average options have been exercised to purchase shares of common stock in the relevant period, net of assumed repurchases using the treasury stock method. For Fiscal 2012, 2011 and 2010, all outstanding unexercised stock options would be excluded from the calculation of diluted EPS because the exercise price of all such options exceeded the market price of the Companies’ common stock.  As a result, the calculation of diluted EPS has been excluded from the table below since diluted EPS for these periods is equal to EPS.

    Weighted average basic shares, taking into consideration shares issued, weighted average options used in calculating EPS and treasury shares repurchased, for Fiscal 2012, 2011 and 2010 are as follows:

	10/31/12	10/31/11	10/31/10
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424	2,450,424	2,450,424

Basic (loss) earnings per weighted average combined share is computed as follows:

	10/31/12	10/31/11	10/31/10
Net loss before discontinued operations	($1,214,912)	($2,587,540)	($3,815,759)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($0.49)	($1.06)	($1.56)

Net income (loss) from discontinued operations	($43,722)	$112,775	$406,679
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic earnings (loss) per weighted average combined share	($0.02)	$0.05	$0.17

Net loss	($1,258,634)	($2,474,765)	($3,409,080)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($0.51)	($1.01)	($1.39)

SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Supplemental Disclosure To Statements Of Cash Flows
SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS

12.  Supplemental Disclosure to Statements of Cash Flows

The following are supplemental disclosures to the statements of cash flows for the nine months ended July 31, 2013 and 2012:

	2013	2012
Cash paid during the period for:
Interest	$782,691	$891,467
Income taxes	$24,200	$56,700

Non cash operating activities:

Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	$220,887	$11,741

Reclassification of assets from land held for investment to long-lived assets held for sale	$248,922	$0

Reclassification of assets from long-lived assets held for sale to land improvements, buildings and equipment	$0	$388,526

Reclassification of assets from land and land development costs to long-lived assets held for sale	$957,625	$0

Reclassification to land improvements, buildings and equipment due to abandonment of sewer line	($515,631)	$0

Reclassification to deferred income due to abandonment of sewer line	$515,631	$0

20.  SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS

Supplemental disclosures of cash flow information:

	10/31/12	10/31/11	10/31/10
Cash:
Interest paid	$1,155,460	$1,713,780	$1,677,388
Income taxes paid	$75,840	$36,591	$209,727

Non cash:
Reclassification of assets from land and land development costs to land improvements, buildings and equipment, net	$0	$0	$460,966
Reclassification of assets from land held for investment to land and land development costs	$0	$0	$127,808
Reclassification of assets from land and land development costs to long-lived assets held for sale	$263,718	$675,490	$1,475,283
Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	$262,839	$0	$0

   Pension liability and accumulated other comprehensive loss was increased (decreased) by $674,858 and ($674,858) in 2012, by $568,881 and ($568,881) in 2011 and by ($369,444) and $369,444 in 2010 resulting from the changes in the funded status, the prior service cost and the net actuarial loss.

BUSINESS SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Business Segment Information
BUSINESS SEGMENT INFORMATION

13. Business Segment Information

     The following information is presented in accordance with the accounting pronouncement regarding disclosures about segments of an enterprise and related information.  The Companies’ business segments were determined from the Companies’ internal organization and management reporting, which are based primarily on differences in services.

   Real Estate Management/Rental Operations

     Real Estate Management/Rental Operations consists of: investment properties leased to others located in Eastern Pennsylvania, New Jersey, Minnesota and Louisiana; recreational club activities; services to the trusts that operate resort residential communities; sales of investment properties; and rental of land and land improvements.

   Land Resource Management

     Land Resource Management consists of: land sales; land purchases; timbering operations; the Jack Frost National Golf Course; and a real estate development division.  Timbering operations consist of selective timbering on our land holdings.  Contracts are entered into for parcels that have had the timber selectively marked.  We rely on the advice of our forester, who is engaged on a consulting basis and who receives a commission on each stumpage contract, for the timing and selection of certain parcels of land for timbering.  Our forester gives significant attention to protecting the environment and retaining the value of these parcels for future timber harvests.  The Jack Frost National Golf Course is managed by Billy Casper Golf, LLC, an unaffiliated third party.  The real estate development division is responsible for the residential land development activities which include overseeing the construction of single and multi-family homes and development of infrastructure.

     Funds expended to date for real estate development have been primarily for infrastructure improvements and home construction in the Laurelwoods II and Boulder Lake Village communities.  Construction of 22 single family homes, four duplex homes in Laurelwoods II and 18 condominium units within Building J at Boulder Lake Village on Big Boulder Lake have been completed at October 31, 2012.  Other expenditures for our development projects in the planning phases include fees for architects, engineers, consultants, studies and permits.  All of the homes had been sold as of February 1, 2013.

     Information by business segment is as follows:

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/31/12
Revenues from continuing operations:
Real estate management/rental operations	$719,738	$710,079	$2,078,668	$2,062,956
Land resource management	7,310,224	1,223,328	8,063,093	3,213,419
Total revenues from operations	$8,029,962	$1,933,407	$10,141,761	$5,276,375

Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Real estate management/rental operations	$273,368	$222,619	$668,556	$594,459
Land resource management	5,162,610	(91,070)	950,955	(419,362)
Total operating profit (loss), excluding general and administrative expenses	$5,435,978	$131,549	$1,619,511	$175,097

General and administrative expenses:
Real estate management/rental operations	$53,732	$159,138	$322,772	$548,307
Land resource management	545,741	274,165	1,252,023	854,084
Total general and administrative expenses	$599,473	$433,303	$1,574,795	$1,402,391

Interest and other income, net:
Real estate management/rental operations	$2	$41	$455	$1,145
Land resource management	42	109	1,875	1,946
Total interest and other income, net	$44	$150	$2,330	$3,091

Interest expense:
Real estate management/rental operations	$232,830	$236,452	$697,419	$706,889
Land resource management	21,683	26,133	73,060	154,906
Total Interest expense	$254,513	$262,585	$770,479	$861,795

Gain (loss) from continuing operations before income taxes	$4,582,036	($564,189)	($723,433)	($2,085,998)

     Identifiable assets, net of accumulated depreciation at July 31, 2013 and October 31, 2012 and depreciation expense and capital expenditures for nine months ended July 31, 2013 and the fiscal year ended October 31, 2012 by business segment are as follows:

July 31, 2013	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
Real estate management/rental operations	$26,763,530	$584,544	$5,028
Land resource management	20,163,939	243,813	3,375
Other corporate	96,309	28,553	70,507
Discontinued operations	166,682	0	0
Total Assets	$47,190,460	$856,910	$78,910

October 31, 2012	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
Real estate management/rental operations	$26,125,839	$804,900	$24,579
Land resource management	23,990,608	342,580	9,617
Other corporate	288,363	77,856	59,285
Discontinued operations	166,682	1,666	0
Total Assets	$50,571,492	$1,227,002	$93,481

During the nine months ended July 31, 2012, the Companies had two material property sales, which totaled $10,911,419: one sale for $9,000,000 to JFBB Ski Areas, Inc. and one sale for $1,911,419 to Phyllis Enfield Trust.  During the nine months ended July 31, 2013, the Companies had two material property sales, which totaled $6,600,000: one sale for $1,600,000 to Hanson Aggregates BMC, Inc. Assignee for The Conservation Fund and one sale for $5,000,000 to The Wildlands Conservancy, Assignee for The Pennsylvania Game Commission.

15.  BUSINESS SEGMENT INFORMATION:

   The following information is presented in accordance with the accounting pronouncement regarding disclosures about segments of an enterprise and related information".  The Companies' business segments were determined from the Companies' internal organization and management reporting, which are based primarily on differences in services.

   Real Estate Management/Rental Operations

   Real Estate Management/Rental Operations consists of: investment properties leased to others located in Eastern Pennsylvania, New Jersey, Minnesota, Louisiana and Colorado; recreational club activities; services to the trusts that operate resort residential communities; sales of investment properties; and rental of land and land improvements.

   Land Resource Management

   Land Resource Management consists of: land sales; land purchases; timbering operations; the Jack Frost National Golf Course; and a real estate development division.  Timbering operations consist of selective timbering on our land holdings.  Contracts are entered into for parcels that have had the timber selectively marked.  We rely on the advice of our forester, who is engaged on a consulting basis and who receives a commission on each stumpage contract, for the timing and selection of certain parcels of land for timbering.  Our forester gives significant attention to protecting the environment and retaining the value of these parcels for future timber harvests.  The Jack Frost National Golf Course is managed by Billy Casper Golf, LLC, an unaffiliated third party.  The real estate development division is responsible for the residential land development activities which include overseeing the construction of single and multi-family homes and development of infrastructure.

   Funds expended to date for real estate development have been primarily for infrastructure improvements and home construction in the Laurelwoods II and Boulder Lake Village communities.  Construction of 22 single family homes and four duplex homes in Laurelwoods II has been completed at October 31, 2012.  The construction of 18 condominium units within Building J at Boulder Lake Village on Big Boulder Lake has been completed as well at October 31, 2012.  Other expenditures for our development projects in the planning phases include fees for architects, engineers, consultants, studies and permits.

   Information by business segment is as follows:

	10/31/12	10/31/11	10/31/10
Revenues from continuing operations:
Real estate management/rental operations	$2,787,941	$2,806,476	$2,857,266
Land resource management	4,341,767	2,872,670	2,557,013
Total revenues from operations	$7,129,708	$5,679,146	$5,414,279

Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Real estate management/rental operations	$843,515	$825,152	$734,681
Land resource management	(323,964)	(1,544,539)	(3,055,472)
Total operating profit, excluding general and administrative expenses	$519,551	($719,387)	($2,320,791)

General and administrative expenses:
Real estate management/rental operations	$735,801	$885,251	$1,286,717
Land resource management	1,145,890	906,130	1,151,503
Total general and administrative expenses	1,881,691	$1,791,381	$2,438,220

Interest and other income, net:
Real estate management/rental operations	$2,099	$9,277	$9,739
Land resource management	1,216	1,982	11,852
Total interest and other income, net	$3,315	$11,259	$21,591

	10/31/12	10/31/11	10/31/10
Interest expense:
Real estate management/rental operations	$955,531	$1,085,769	$1,042,795
Land resource management	172,556	329,262	218,544
Total Interest expense	$1,128,087	$1,415,031	$1,261,339

Income (loss) from continuing operations before income taxes	($2,486,912)	($3,914,540)	($5,998,759)

  For the fiscal year ended October 31, 2012, we sold the Jack Frost Mountain and Big Boulder ski areas for a total of $9,000,000 and the Jack in the Box property for $1,911,419. For fiscal year ended October 31, 2011, we sold the Applebee’s property for $1,450,000.  For the fiscal year ended October 31, 2010, there were no concentration of sales.

   Identifiable assets, net of accumulated depreciation at October 31, 2012, 2011, and 2010 and depreciation expense and capital expenditures for the years then ended by business segment are as follows:

	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
October 31, 2012
Real estate management/rental operations	$26,125,839	$804,900	$24,579
Land resource management	23,990,608	342,580	9,617
Other corporate	288,363	77,856	59,285
Discontinued operations	166,682	1,666	0
Total Assets	$50,571,492	$1,227,002	$93,481

October 31, 2011
Real estate management/rental operations	$20,629,423	$623,470	$761
Land resource management	33,251,319	382,559	225,105
Other corporate	222,697	109,991	203,691
Discontinued operations	11,002,270	238,810	0
Total Assets	$65,105,709	$1,354,830	$429,557

October 31, 2010
Real estate management/rental operations	$24,216,702	$676,042	$1,462,552
Land resource management	33,186,415	381,607	73,084
Other corporate	322,144	89,714	7,363
Discontinued operations	12,532,129	194,411	0
Total Assets	$70,257,390	$1,341,774	$1,542,999

   All asset impairments in Fiscal 2012, 2011 and 2010 relate to the Land Resource Management segment.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. Subsequent Events

     The Companies have evaluated and disclosed subsequent events from July 31, 2013 through the issuance date of the Form 10-Q.

     On August 23, 2013, the Companies terminated the concession lease agreement for the Lake Mountain Club with Appletree Management Group effective October 31, 2013.  On August 23, 2013, the Companies entered into a concession lease agreement for the Lake Mountain Club with Boulder View Tavern, Inc.  According to the terms of the agreement, the lease with Boulder View Tavern, Inc. becomes effective on November 1, 2013 and terminates November 30, 2018 unless renewed or terminated.

     On August 29, 2013, the Companies entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which Big Boulder will be merged with and into Blue Ridge (the “Merger”). As a result of the Merger, the separate corporate existence of Big Boulder will cease and Blue Ridge will continue as the surviving corporation in the Merger.

     As a result of the Merger and the reverse stock split, each shareholder of the Companies will receive one post-Merger Blue Ridge common share for one combined pre-Merger Blue Ridge common share and Big Boulder common share.  Upon completion of the Merger, the Security Combination Agreement will be terminated.

     Under the Merger Agreement, at any time on or before the effective time of the Merger, the boards of directors and shareholders of the Companies may mutually agree to terminate the Merger Agreement, notwithstanding approval and adoption of the Merger Agreement by the boards of directors and/or the shareholders.

Completion of the Merger is subject to the satisfaction of the following conditions:

•the approval and adoption of the Merger Agreement by the shareholders of each of Blue Ridge and Big Boulder;

•absence of any injunction, decree, order, statute, rule or regulation by a court or other governmental entity that makes unlawful or prohibits the consummation of the Merger;

•effectiveness of a registration statement on Form S-4 that Blue Ridge will file with the Securities and Exchange Commission (the “SEC”) in connection with the Merger and the absence of a stop order or proceedings threatened or initiated by the SEC for that purpose; and

•the receipt by Blue Ridge and Big Boulder of an opinion from Morgan, Lewis & Bockius LLP, dated as of the closing date of the Merger, to the effect that each of the Merger and the reverse stock split should be treated for U.S. federal income tax purposes as a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended.

     Upon completion of the Merger, the directors of the Companies will continue to serve on the board of directors of Blue Ridge, and the executive officers of the Companies will continue to serve Blue Ridge in the same capacity.

     In connection with the proposed Merger, on August 30, 2013 Blue Ridge filed a registration statement on Form S-4 with the SEC. The registration statement includes the joint proxy statement for Blue Ridge and Big Boulder, which also constitutes a prospectus of Blue Ridge. Once the joint proxy statement/prospectus is declared effective by the SEC, it will be mailed to the shareholders of Blue Ridge and Big Boulder. Shareholders of Blue Ridge and Big Bolder are urged to read the joint proxy statement/prospectus and the other relevant materials when they become available because they will contain important information about Blue Ridge, Big Boulder and the Merger.

     The joint proxy statement/prospectus and other relevant materials (when they become available), and any other documents filed by Blue Ridge and Big Boulder with the SEC, may be obtained free of charge at the SEC’s Web site at http://www.sec.gov. In addition, shareholders may obtain free copies of the documents filed with the SEC by the Companies by contacting the Corporate Secretary, Blue Ridge Real Estate Company and Big Boulder Corporation, Route 940 and Moseywood Road, P.O. Box 707, Blakeslee, Pennsylvania 18610, telephone (570) 443-8433 or from the Companies’ web site at http://www.brreco.com/investor.asp.

21. SUBSEQUENT EVENTS: The Companies have evaluated subsequent events thru the issuance of the financial statements.

CONDENSED FINANCIAL INFORMATION	12 Months Ended
Oct. 31, 2012
Condensed Financial Information
CONDENSED FINANCIAL INFORMATION

3.  CONDENSED FINANCIAL INFORMATION:

Condensed financial information of Blue Ridge and its subsidiaries and Big Boulder and its subsidiaries, at October 31, 2012, 2011 and 2010 and for each of the years then ended is as follows:

	Blue Ridge and Subsidiaries
	10/31/12	10/31/11	10/31/10
FINANCIAL POSITION:
Total assets	$40,725,247	$51,526,111	$54,244,597
Total liabilities	24,077,895	33,108,155	33,548,251
Shareholders' equity	16,647,352	18,417,956	20,696,346
OPERATIONS:
Revenues	3,988,091	3,409,638	3,805,407
Loss from continuing operations before taxes	(2,194,921)	(2,589,152)	(5,363,189)
Credit for income taxes from continuing operations	(1,143,000)	(876,000)	(1,982,000)
Net loss	($1,095,751)	($1,709,510)	($3,156,971)

	Big Boulder and Subsidiaries
	10/31/12	10/31/11	10/31/10
FINANCIAL POSITION:
Total assets	$9,846,245	$13,579,598	$16,012,793
Total liabilities (includes deferred tax asset which on combined balance sheets nets to a liability)	(1,326,848)	2,243,617	3,911,556
Shareholders' equity	11,173,093	11,335,981	12,101,237
OPERATIONS:
Revenues	3,141,617	2,269,508	1,608,872
Loss from continuing operations before taxes	(291,991)	(1,325,388)	(635,570)
Credit for income taxes from continuing operations	(129,000)	(451,000)	(201,000)
Net loss	($162,883)	($765,255)	($252,109)

DEBT AND LETTER OF CREDIT	12 Months Ended
Oct. 31, 2012
Debt And Letter Of Credit
DEBT AND LETTER OF CREDIT

6.  DEBT AND LETTER OF CREDIT:

Debt as of October 31, 2012 and 2011 consists of the following:

	10/31/12	10/31/11
Mortgage notes payable to bank, interest fixed at 6.90% payable in monthly installments of $61,769 including interest through Fiscal 2031.	$7,802,416	$7,997,897
Mortgage notes payable to bank, interest at the bank’s prime rate payable in monthly installments of $3,198 through January 2014. Paid in full in Fiscal 2012.	0	118,320
Mortgage note payable to bank, interest fixed at 5.59% payable in monthly installments of $44,156 including interest through October 2014.	6,759,338	6,900,665
Construction and site development line of credit mortgage note payable to bank, interest at the greater of LIBOR plus 3.5% or 5.5% payable in installments due at the closing of each unit within the development through September 2012 or on demand. Paid in full in Fiscal 2012.	0	6,156,652
Revolving line of credit payable to bank, interest at the greater of LIBOR plus 3.5% or 5.5% (5.5% at October 31, 2012) payable on demand.	2,221,237	1,197,131
Term note payable to bank, interest at one-month LIBOR plus 3.0%. Interest only payments due monthly through December 2011 at which time principal balance is due in full. Paid in full in Fiscal 2012.	0	4,600,000
Capital lease obligation payable to bank, interest fixed at 5.23%, payable in 24 installments of $8,682 due April 2011 through September 2014.	97,425	142,455
	16,880,416	27,113,120
Discontinued operations debt:
Mortgage note payable to bank, interest fixed at 6.75% payable in monthly installments of $7,255 including interest through May 2014. (Included in liabilities of discontinued operations.) Paid in full in fiscal 2012.	0	1,010,384
	$16,880,416	$28,123,504

   The Companies have a revolving line of credit with Manufacturers and Traders Trust Company (the “Bank”) totaling $3,100,000 at October 31, 2012.  The line is used for general operations.

   At October 31, 2012, Blue Ridge had utilized $2,221,237 of its $3,100,000 general line of credit, which is an on demand, revolving line with no maturity date. The general line of credit bears interest at the greater of the overnight LIBOR plus 3.5% or the daily 30-day LIBOR plus 3.5%, with in all cases a minimum interest rate of 5.5% (such interest rate was 5.5% at October 31, 2012). The interest reserve account included in cash held in escrow, which was established in 2009 as security for the payment of interest, has a balance of $107,761 at October 31, 2012.

   The Companies had a $9,000,000 line of credit mortgage with a site-development sublimit of $4,600,000 and a construction sublimit of $4,400,000.  During Fiscal 2012, the Companies utilized proceeds from the sale of one unit to pay $36, 210 on the site development sublimit.  On December 15, 2011, the Companies utilized proceeds from the sale of the ski areas to pay $2,881,311 – the balance outstanding on the $4,600,000 site-development sublimit and $181,500 on the construction sublimit.  Throughout Fiscal 2012 proceeds from the sale of 11 units were utilized to pay $2,403,667 on the construction sublimit. The remaining balance outstanding of $653,964 was transferred to the general line of credit in an effort to consolidate the debt.  At October 31, 2012, the Companies had $0 outstanding on the $9,000,000 line of credit and the facility has expired.  During Fiscal 2012, the line bore interest at the greater of overnight LIBOR plus 3.5% or the daily 30-day LIBOR plus 3.5%, in all cases at a minimum interest rate of 5.5%.

     The weighted average short term borrowings and interest rate for the year ended October 31, 2012 were $2,453,000 and 5.50%, respectively.  The weighted average interest rate at fiscal year ended October 31, 2012 was 5.50%.  The loan agreement requires, among other things, that the Companies comply with consolidated debt to worth, debt service coverage and tangible net worth ratios.  The Companies have not met the required debt service coverage ratio at October 31, 2012 and 2011 and have obtained waivers from the Bank for this covenant.

     The site development sublimit agreement had enabled the Companies to issue letters of credit in amounts up to $4,600,000.  During the fiscal year ended October 31, 2005, or Fiscal 2005, the Bank agreed to issue, on the Companies’ behalf, an irrevocable standby Letter of Credit to Kidder Township for the purpose of guaranteeing, as required by Kidder Township, completion of the infrastructure improvements to the Boulder Lake Village premises.  On September 12, 2005, the letter of credit was issued in the amount of $3,831,594.  On As of October 31, 2011, the Companies have utilized $2,628,657 of the site development sublimit and the net balance of the letter of credit was $1,202,937.  On August 22, 2012, the original letter of credit was returned to the Bank and the final amount of $1,202,937 was released by Kidder Township.

     On May 22, 2009, the Companies entered into a Deed of Trust and Security Agreement and Real Estate Lien Note with Barbers Hill Bank totaling $1,050,000.  The agreement encumbered certain real property located in Chambers County, Texas.  The property was leased to Jack in the Box Eastern Division, L.P. during Fiscal Year 2011 and was subsequently sold.  The note, which had a maturity date of May 22, 2014 and bore interest at a fixed rate of 6.75%, had an outstanding balance of $1,010,384 as of October 31, 2011.  On November 30, 2011, the Companies sold the property in Chambers County, Texas and subsequently repaid in full the outstanding balance under the note of $1,009,002 to Barbers Hill Bank.

     On July 29, 2010 the Companies entered into a Loan Agreement and Term Note with the Bank in the amount of $2,600,000.  The agreement encumbered, among other things, certain real property at Jack Frost Mountain Ski Area and Big Boulder Ski Area and all non-real estate assets of the Companies and was secured by the guaranty of Kimco Realty Corporation, the Companies’ majority shareholder.  The principal amount of the Loan was to be paid in full on July 29, 2011.  Effective as of July 29, 2011, the Companies entered into the Amended and Restated Note with the Bank, which increased the loan by an aggregate of $2,000,000 to $4,600,000 and extended the maturity date of the note from July 29, 2011 to December 31, 2011.  The note bore interest at a rate of one-month LIBOR plus 3.0%. On December 15, 2011, the note was paid in full with the proceeds from the sale of the ski areas.

     The Companies have a capital lease agreement with the Bank for maintenance equipment at Jack Frost National Golf Course.  The capital lease is payable in 24 installments of $8,682 and bears interest at a fixed rate of 5.23%.  The capital lease is due in full in September 2014.

     All properties have been pledged as collateral for debt.

     The aggregate amount of long-term debt maturing in each of the next five years and thereafter ending subsequent to October 31, 2012, is as follows: 2013 - $2,628,731; 2014 - $6,882,990; 2015 - $240,295; 2016 - $257,410; 2017 - $275,744; thereafter $6,595,246.

LAND IMPROVEMENTS, BUILDING AND EQUIPMENT, NET	12 Months Ended
Oct. 31, 2012
Land Improvements Building And Equipment Net
LAND IMPROVEMENTS, BUILDING AND EQUIPMENT, NET

9.  LAND IMPROVEMENTS, BUILDING AND EQUIPMENT, NET:

   These assets consist of the following at October 31, 2012 and 2011.

	10/31/2012	10/31/2011
Land improvements	$11,210,436	$10,198,986
Corporate buildings	554,873	579,175
Buildings leased to others	22,298,025	23,089,886
Equipment and furnishings	1,494,081	2,452,412
	35,557,415	36,320,459
Less accumulated depreciation and amortization	14,514,347	13,882,206
	$21,043,068	$22,438,253

ACCRUED LIABILITIES	12 Months Ended
Oct. 31, 2012
Accrued Liabilities
ACCRUED LIABILITIES

10.  ACCRUED LIABILITIES:

   Accrued liabilities consist of the following at October 31, 2012 and 2011.

	10/31/12	10/31/11
Payroll	$58,431	$62,555
Security and Other Deposits	42,322	39,267
Professional Fees	58,891	45,682
Real Estate Taxes	79,020	78,124
Other	72,433	190,307
Total	$311,097	$415,935

OPERATING LEASES	12 Months Ended
Oct. 31, 2012
Operating Leases
OPERATING LEASES

11.  OPERATING LEASES:

   The Companies lease land, land improvements and investment properties each of which are accounted for as operating leases. Rents are reported as income over the terms of the leases as they are earned.  Our shopping center is leased to various tenants for renewable terms averaging 2.96 years with options for renewal.  Information concerning rental properties and minimum future rentals under current leases as of October 31, 2012 is as follows:

		Properties Subject to Lease
		Cost	Accumulated Depreciation
Investment properties leased to others		$22,298,022	$6,202,712
Land and land improvements		$16,522,618	$5,702,624
Minimum future rentals:
Fiscal years ending October 31:	2013	$1,590,711
	2014	1,402,759
	2015	1,338,250
	2016	1,331,583
	2017	1,312,431
	Thereafter	18,171,003
		$25,146,737

   Minimum future rentals subsequent to 2017 include $1,158,500 under a land lease expiring in 2072; $2,654,025 under a net lease for a store expiring in 2024; $6,594,500 and $7,345,000 under net leases for two stores expiring in December 2035 and August 2036. There were no contingent rentals included in income for Fiscal 2012, 2011 and 2010.  The above information includes rental escalations recognized using straight-line basis.

INVESTMENT IN DIRECT FINANCING LEASES (Included in Assets of discontinued operations)	12 Months Ended
Oct. 31, 2012
Investment In Direct Financing Leases Included In Assets Of Discontinued Operations
INVESTMENT IN DIRECT FINANCING LEASES (Included in Assets of discontinued operations)

12.  INVESTMENT IN DIRECT FINANCING LEASES (Included in assets of discontinued operations at October 31, 2011):

   During Fiscal Year 2011, the Companies leased the Jack Frost and Big Boulder ski areas to a third party under direct financing leases that extended through 2034.

The Companies net investment in direct financing leases consisted of the following as of October 31, 2011:

10/31/11
Minimum future lease payments	$7,426,946
Unguaranteed residual value of lease properties	8,430,879
Gross investment in lease	15,857,825
Unearned income	(7,567,630)
Valuation allowance	(502,000)
Net investment in direct financing leases	$7,788,195

   On December 15, 2011, the Jack Frost and Big Boulder ski areas were sold to the previous third party lessee, therefore the operating activity for the Fiscal years ending October 31, 2012, 2011 and 2010 is being reported as discontinued operations.  The sale transaction resulted in a loss of approximately ($502,000) primarily related to the reversal of the accrued rent receivable based on the straight line amortization of the lease.   The impairment was recorded as a portion of the loss on disposal in discontinued operations at October 31, 2011. The interest income which resulted from the direct financing lease is reported as a portion of the discontinued operations.

QUARTERLY FINANCIAL INFORMATION (Unaudited)	12 Months Ended
Oct. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL INFORMATION (Unaudited)

14.  QUARTERLY FINANCIAL INFORMATION (Unaudited):

   The results of operations for each of the quarters in Fiscal 2012 and Fiscal 2011 years are presented below.

	1st	2nd	3rd	4th	Total
Year ended 10/31/12
Operating revenues	$1,613,600	$1,735,118	$1,933,407	$1,847,583	$7,129,708
Operating loss	(455,298)	(478,787)	(301,754)	(126,301)	(1,362,140)
Net income (loss) from discontinued operations	8,422	(4,916)	(173)	(47,055)	(43,722)
Net income (loss)	(503,429)	(503,419)	(372,362)	120,576	(1,258,634)
Net income (loss) before discontinued operations per weighted average combined share	($0.21)	($0.20)	($0.15)	$0.07	($0.49)
Net income (loss) per weighted average combined share	($0.21)	($0.20)	($0.15)	$0.05	($0.51)

	1st	2nd	3rd	4th	Total
Year ended 10/31/11
Operating revenues	$1,339,411	$880,262	$2,400,125	$1,059,348	$5,679,146
Operating loss	(507,014)	(552,632)	(375,108)	(1,076,014)	(2,510,768)
Net income (loss) from discontinued operations	104,018	106,564	107,884	(205,691)	112,775
Net loss	(460,652)	(488,563)	(377,474)	(1,148,076)	(2,474,765)
Net loss before discontinued operations per weighted average combined share	($0.23)	($0.24)	($0.21)	($0.38)	($1.06)
Net loss per weighted average combined share	($.19)	($.20)	($.15)	($0.47)	($1.01)

   The quarterly results of operations for Fiscal 2012 and 2011 reflect the impact of land dispositions and other assets that occur from time to time during the period and do not follow any pattern during the fiscal year.

CONTINGENT LIABILITIES	12 Months Ended
Oct. 31, 2012
Contingent Liabilities
CONTINGENT LIABILITIES

16.  CONTINGENT LIABILITIES:

The Companies are party to various legal proceedings incidental to their business. Certain claims, suits, and complaints arising in the ordinary course of business have been filed or are possible of assertion against the Companies.  In the opinion of management, all such matters are without merit or are of such kind, or involve such amounts, which are not expected to have a material effect on the combined financial position or results of operations of the Companies.

RELATED PARTY TRANSACTIONS	12 Months Ended
Oct. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17.  RELATED PARTY TRANSACTIONS:

   Kimco Realty Services, Inc., or Kimco, is our controlling shareholder and Kimco Realty Corporation, the parent company of Kimco, is presently providing consulting services to us.  The services are focused on land development, acquisitions and disposals.  Kimco was paid $0 in consulting fees in Fiscal 2012, $75,000 in consulting fees in Fiscal 2011, and $100,000 in consulting fees in Fiscal 2010.

   Kimco Realty Corporation has served as the management company for the Coursey Commons Shopping Center in Baton Rouge, Louisiana since June 2004.  A wholly owned subsidiary of Kimco Realty Corporation, KRC Property Management I, Inc., receives a fixed monthly fee of 4.5% of rental income on store leases in this shopping center.  During Fiscal 2012, 2011 and 2010, that subsidiary received $39,812, $41,272, and $40,465, respectively for management fees earned on the shopping center.

   Mr. Frederick N. Kurz, Jr., the Chairman of our Board of Directors, is also Vice President and General Manager of Kimco Realty Corporation.  Mr. Michael J. Flynn, who served as Chairman of our board of directors until April 2012, was also President, Chief Operating Officer and Vice Chairman of the board of directors of Kimco Realty Corporation until his retirement on December 31, 2008.  In addition, Mr. Patrick M. Flynn, who served as one of our directors and was our President and Chief Executive Officer until his resignation on August 12, 2011, was also a Managing Director of Real Estate at Kimco Realty Corporation.  Finally, Mr. Milton Cooper, who served as one of our directors until April 2012, also serves as Executive Chairman of the board of directors of Kimco Realty Corporation.

   Finally, Mr. Milton Cooper, who served as one of our directors until April 2012, also serves as Executive Chairman of the board of directors of Kimco Realty Corporation.

   Amounts due to the above related parties total $0 at October 31, 2012, 24,792 at October 31, 2011 and $7,292 at October 31, 2010.

STOCK OPTIONS and CAPITAL STOCK	12 Months Ended
Oct. 31, 2012
Stock Options And Capital Stock
STOCK OPTIONS and CAPITAL STOCK

18.  STOCK OPTIONS and CAPITAL STOCK:

During Fiscal 2012, Fiscal 2011 and Fiscal 2010, no stock options were issued or exercised.

Option activity during Fiscal 2012, 2011 and 2010 is as follows:

	10/31/12		10/31/11		10/31/10
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year:	14,000	$39.00	43,000	$38.40	64,600	$36.93
Granted			0		0
Exercised			0		0
Expired	14,000	$39.00	29,000	$38.11	21,600	$34.00
Outstanding at year-end	0		14,000	$39.00	43,000	$38.40

Options exercisable at year-end	0		14,000		43,000	$38.40
Option price range	$0.00		$39.00		$37.80-$39.00
Weighted average fair value of options granted during year	0		0		0
Weighted average grant date fair value of options granted during year	0		0		0
Weighted average remaining contractual life (in years)	0		0.42		0.88

   Activity related to non-vested options for the year ended October 31, 2012 is as follows:

	Shares	Weighted Average Grant Date Fair Value Price
Non-vested at beginning of year:	0	-
Granted	0
Vested	0	-
Non-vested at year-end	0

The Companies do not expect to recognize any compensation expense related to non-vested awards over the next year.

The Companies’ policy regarding the exercise of options requires that optionees utilize an independent broker to manage the transaction, whereby the broker sells the exercised shares on the open market.

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Oct. 31, 2012
Schedule Iii - Real Estate And Accumulated Depreciation
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION

BLUE RIDGE REAL ESTATE COMPANY and SUBSIDIARIES

BIG BOULDER CORPORATION and SUBSIDIARIES

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION OCTOBER 31, 2012

	Initial Cost							Total Cost Net
		Buildings &	Subsequent		Building and		Accumulated	of Accumulated		Date of
Description	Land	Improvements	to Acquisition	Land	Improvements	Total	Depreciation	Depreciation	Encumbrances	Acquisition

Land located in Northeast. PA	$3,276,233		$906,342	$4,182,575		$4,182,575		$4,182,575		Various
Various improvements
Sewage Plants, wells and access roads at Jack Frost & Big Boulder Ski Areas		6,093,877	566,350		6,660,227	6,660,227	4,489,783	2,170,444		Various / 1982 on
Jack Frost National Golf Course	8,656,154	3,048,817	8,684	8,656,154	3,057,501	11,713,655	1,212,841	10,500,814		2007

Corporate Building		282,918	271,955		554,873	554,873	504,842	50,031		1982

Building Leased to Others
Asset-Shopping Center-Baton Rouge Louisiana	2,208,165	8,894,908	59,315	2,208,165	8,954,223	11,162,388	1,972,850	9,189,538	7,700,000	2004
Asset-Walgreens-Toms River New Jersey	948,181	4,877,731	483,028	948,181	5,360,759	6,308,940	870,248	5,438,692	4,038,000	2006
Asset-Walgreens-White Bear Lake-Minnesota	1,446,831	4,615,442	380,783	1,446,831	4,996,225	6,443,056	811,124	5,631,932	4,340,000	2006
Asset-Boulder View Tavern-Eastern PA		1,072,000	576,145		1,648,145	1,648,145	1,460,800	187,345		1986
Asset-Company owned rental properties-Eastern PA		575,513	3,135		578,648	578,648	330,873	247,775	372,000	2004 thru 2005
Asset-Leased Lake Club Program-Eastern PA		571,151			571,151	571,151	567,945	3,206		Various / 1980 on
Asset-Leased Rental Program -Eastern PA		188,872			188,872	188,872	188,872	0		Various / 1982 on

Total	$16,535,564	$30,221,229	$3,255,737	$17,441,906	$32,570,624	$50,012,530	$12,410,178	$37,602,352	$16,450,000

Depreciation and Amortization are provided on a straight-line half year method over the estimated useful lives of the assets as follows:

Land improvements

10 to 30 years

Corporate building

10 to 30 years

Properties leased to others

10 to 30 years

The aggregate cost for federal income tax purposes is approximately $30,500,000 at October 31, 2012.

The changes in total real estate assets for the years ended October 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Balance at beginning of period	51,413,704	$54,908,935	$51,343,167
Additions to Land	0	0	781,766
Additions to Land Improvements	0	0	560,455
Additions to Leased Buildings	22,535	761	181,559
Additions to Corporate Building	0	0	0
Sale of Real Property	(984,830)	(3,495,992)	(50,557)
Transfers	(438,879)	0	2,092,545
Balance at end of year	50,012,530	$51,413,704	$54,908,935

The changes in accumulated depreciation for the years ended October 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
Balance at beginning of year	11,986,044	$11,113,491	$9,966,619
Addition during year: reclass	0	0	0
Current year depreciation	974,568	1,106,816	1,146,872
Less retirements	(550,434)	(234,263)	0
Balance at end of year	12,410,178	$11,986,044	$11,113,491

SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Significant Accounting Policies Policies
Use of Estimates and Assumptions

Use of estimates and assumptions:

The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  For example, unexpected changes in market conditions or a continued or further downturn in the economy could adversely affect actual results.  Estimates are used in accounting for, among other things, land development costs, asset fair value calculations, accounts and mortgages receivables, legal liability, insurance liability, depreciation, employee benefits, taxes, and contingencies.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the combined financial statements in the period in which the revisions are made.

Management believes that its accounting policies regarding revenue recognition, land development costs, long lived assets, deferred income and income taxes among others, affect its more significant judgments and estimates used in the preparation of its combined financial statements.  For a description of these critical accounting policies and estimates, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations”. There were no significant changes in the Companies’ critical accounting policies or estimates since the Companies’ fiscal year ended October 31, 2012 (“Fiscal 2012”).  Material subsequent events are evaluated and disclosed through the issuance date of this Quarterly Report on Form 10-Q.

Use of Estimates and Assumptions:

   The preparation of financial statements and related disclosures in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the combined financial statements in the period in which the revisions are determined.

Cash held in escrow

Cash held in escrow:

Cash held in escrow consists of deposits held by the Companies for interest payments on lines of credit, golf course memberships and real estate transactions and other funds placed into escrow with a third party intermediary for the purpose of a tax deferred exchange under section 1031 of the Internal Revenue Code of 1986, as amended (the “IRC”).

Discontinued Operations

Discontinued operations:

A component of the Companies is classified as a discontinued operation when (i) the operations and cash flows of the component of the Companies can be clearly distinguished and have been or will be eliminated from our ongoing operations; (ii) the component has either been disposed of or is classified as held for sale; and (iii) we will not have any significant continuing involvement in the operations of the component of the Companies after the disposal transactions.  Significant judgments are involved in determining whether a component meets the criteria for discontinued operations reporting and the period in which these criteria are met.

   If a component of the Companies is reported as a discontinued operation, the results of operations through the date of sale, including any gain or loss recognized on the disposition, are presented on a separate line of the statement of operations.

Discontinued Operations:

   A component of the Companies is classified as a discontinued operation when (i) the operations and cash flows of the component of the Companies can be clearly distinguished and have been or will be eliminated from our ongoing operations; (ii) the component has either been disposed of or is classified as held for sale; and (iii) we will not have any significant continuing involvement in the operations of the component of the Companies after the disposal transactions.  Significant judgments are involved in determining whether a component meets the criteria for discontinued operations reporting and the period in which these criteria are met.

   If a component of the Companies is reported as a discontinued operation, the results of operations through the date of sale, including any gain or loss recognized on the disposition, are presented on a separate line of the statements of operations.

Reclassification

Reclassification

   The Companies report the results of discontinued operations as a separate component of income on the combined statements of operations under the caption discontinued operations.  As previously disclosed, this reporting presentation resulted in certain reclassifications of the 2012 financial statement amounts.  Accordingly, certain amounts in the Fiscal 2012 combined financial statements have been reclassified to conform to the reclassified presentation.

Reclassification:

   The Companies report the results of discontinued operations as a separate component of income on the combined statements of operations under the caption discontinued operations.  This reporting presentation resulted in certain reclassifications of the 2011 and 2010 financial statement amounts.

   Certain amounts in the Fiscal 2011 and Fiscal 2010 combined financial statements have been reclassified to conform to the Fiscal 2012 presentation.

New Accounting Pronouncements

New Accounting Pronouncements:

In January 2010, the FASB issued ASU No. 2010-06, “Fair Value Measurements and Disclosures (“Topic 820”): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires certain new disclosures and clarifies some existing disclosure requirements regarding fair value measurement as set forth in Accounting Standards Codification (“ASC”) Subtopic 820-10. ASU 2010-06 amends ASC Subtopic 820-10 to now require that (1) a reporting entity disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; (2) in the reconciliation for fair value measurements using significant unobservable inputs, a reporting entity present separately information about purchases, sales, issuances, and settlements, and (3) a reporting entity provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of ASU No. 2010-06 did not have a material impact on the Companies’ combined financial statements.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”, which clarifies several aspects of the guidance in ASU No. 2010-06 “Fair Value Measurements and Disclosures”.  ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011.  The adoption of ASU No. 2011-04 did not have a material impact on the Companies combined financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Statement of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  ASU 2011-05 was effective for the Companies’ fiscal year beginning November 1, 2012.  In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (ASU 2011-12) which is a deferral of the effective date for the amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in Accounting Standards Update No. 2011-05 effective for fiscal years and interim periods within those years beginning after December 1, 2011.  The adoption of this guidance, which relates to presentation only, did not have a material impact on the Companies’ combined financial statements.

In February 2013, the FASB issued ASU No. 2013-02, “Reporting of Amounts Reclassified  Out of Accumulated Other Comprehensive Income” (ASU 2013-02), requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.  For other amounts an entity is required to cross reference to other disclosures required under U.S. GAAP that provide additional details about these amounts.  ASU 2013-02 is effective for fiscal years beginning after December 15, 2012.

New Accounting Pronouncements:

In January 2010, the FASB issued ASU No. 2010-06, “Fair Value Measurements and Disclosures (“Topic 820”): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires certain new disclosures and clarifies some existing disclosure requirements regarding fair value measurement as set forth in Accounting Standards Codification (“ASC”) Subtopic 820-10. ASU 2010-06 amends ASC Subtopic 820-10 to now require that (1) a reporting entity disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers; (2) in the reconciliation for fair value measurements using significant unobservable inputs, a reporting entity present separately information about purchases, sales, issuances, and settlements, and (3) a reporting entity provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. ASU 2010-06 is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. Those disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The adoption of ASU No. 2010-06 did not have a material impact on the Companies’ combined financial statements.

In December 2009, the FASB issued ASU No. 2009-16, “Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which is an amendment of ASC 860, “Transfers and Servicing.”  ASU 2009-16 requires more information about the transfers of financial assets.  More specifically, ASU 2009-16 eliminates the concept of a “qualified special purpose entity”, changes the requirements for derecognizing financial assets, and enhances the information reported to users of financial statements.  ASU 2009-16 is effective for fiscal years beginning on or after November 15, 2009. ASU 2009-16 is effective for the Companies’ financial statements for fiscal years beginning November 1, 2010. The adoption of ASU 2009-16 did not have a material impact on the Companies’ combined financial statements.

In December 2009, the FASB issued ASU No. 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” (“ASU 2009-17”). ASU 2009-17 changes how a reporting entity determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s purpose and design and the reporting entity’s ability to direct the activities of the other entity that most significantly impact the other entity’s economic performance. The new standard will require a number of new disclosures, including additional disclosures about the reporting entity’s involvement with variable interest entities and any significant changes in risk exposure due to that involvement. A reporting entity will be required to disclose how its involvement with a variable interest entity affects the reporting entity’s financial statements. ASU 2009-17 is effective for fiscal years beginning after November 15, 2009. The adoption of ASU 2009-17 did not have a material impact on the Companies’ combined financial statements.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, “Statement of Comprehensive Income” (“ASU 2011-05”), which requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  The adoption of this guidance, which relates to presentation only, is not expected to have a material impact on the Companies’ combined financial statements.  ASU 2011-05 will be effective for the Companies’ fiscal year beginning November 1, 2012.  In December 2011, the FASB issued Accounting Standards Update No. 2011-12 (ASU 2011-12) which is a deferral of the effective date for the amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in Accounting Standards Update No. 2011-05 effective for fiscal years and interim periods within those years beginning after December 1, 2011.

Basis of Combination

Basis of Combination:

   The accompanying combined financial statements include the accounts of Blue Ridge Real Estate Company (“Blue Ridge”) and its wholly-owned subsidiaries (Northeast Land Company, Jack Frost Mountain Company, Boulder Creek Resort Company, Moseywood Construction Company, Jack Frost National Golf Course, Inc., Blue Ridge Acquisition Company, BRRE Holdings, Inc., Coursey Commons Shopping Center, LLC, Coursey Creek, LLC, Cobble Creek, LLC, Flower Fields Motel, LLC, Blue Ridge WMN, LLC and Blue Ridge WNJ, LLC) and Big Boulder Corporation (“Big Boulder”) and its wholly-owned subsidiaries (Lake Mountain Company and BBC Holdings, Inc.) (collectively, the “Companies”).  Under a Security Combination Agreement between Blue Ridge and Big Boulder and under the by-laws of both Companies, shares of the Companies are combined in unit certificates, each certificate representing concurrent ownership of the same number of shares of each company; shares of each company may be transferred only together with an equal number of shares of the other company. All significant intercompany accounts and transactions are eliminated.

Revenue Recognition

Revenue Recognition:

   Revenues are derived from a wide variety of sources, including sales of real estate, management of investment properties, home construction, property management services, golf activities, timbering and leasing activities. Generally, revenues are recognized as services are performed, except as noted below.

Land and Resort Homes

Land and Resort Homes:

   The Companies recognize income on the disposition of real estate using the full accrual method.  The full accrual method is appropriate at closing when the sales contract has been signed, the buyer has arranged permanent financing and the risks and rewards associated with ownership have been transferred to the buyer.  In the few instances that the Companies finance the sale, more than 20% down payment is required.  The remaining financed purchase price is not subject to subordination. Down payments of less than 20% are accounted for as deposits.

   The costs of developing land for resale as resort homes and the costs of constructing certain related amenities are allocated to the specific parcels to which the costs relate. Such costs, as well as the costs of construction of the resort homes, are charged to operations as sales occur. Land held for resale and resort homes under construction are stated at lower of cost or market.

Custom Home Construction

Custom Home Construction:

   The Companies recognize revenue and costs on custom home construction using the percentage of completion method of accounting when construction is beyond the preliminary stage, the buyer is committed to the extent of being unable to require a refund except for non-delivery, the sales proceeds are collectible and the aggregate sales proceeds and the total cost of the project can be reasonably estimated.  Total estimated revenues and construction costs are reviewed periodically, and the effects of revisions are reflected in the combined financial statements in the period in which the revisions are determined.

Timbering Revenues

Timbering Revenues:

   Timbering revenues from stumpage contracts are recognized at the time a stumpage contract is signed, at which time the risk of ownership has been passed to the buyer at a fixed, determinable cost.  Reasonable assurance of collectibility has been determined by the date of signing, and the few obligations of the Companies have already been met.  Therefore, full accrual recognition at the time of contract execution is appropriate under SAB 104 guidance.

Land and Land Development Costs

Land and Land Development Costs:

   The Companies capitalize as land and land development costs, the original acquisition cost, direct construction and development costs, property taxes, interest incurred on costs related to land under development and other related costs (engineering, surveying, landscaping, etc.) until the property reaches its intended use.  The cost of sales for individual parcels of real estate or condominium units within a project is determined using the relative sales value method.  Revenue is recognized upon signing closing documents.   At closing a binding contract is in effect, the buyer has arranged for permanent financing and the Companies are assured of payment in full.  Also at this time, the risks and rewards associated with ownership have been transferred to the buyer.  Selling expenses are recorded when incurred.

Land Improvements, Buildings, Equipment and Depreciation

Land Improvements, Buildings, Equipment and Depreciation:

   Land improvements, buildings and equipment are stated at cost. Depreciation, including amortization of equipment under capital lease is provided principally using the straight-line method over the estimated useful lives as set forth below:

Land improvements

 10-30 years

Buildings and improvements

   3-40 years

Equipment and furnishings

   3-20 years

   Upon sale or retirement of depreciable property, the cost and related accumulated depreciation are removed from the related accounts, and resulting gains or losses are reflected in income.

   Interest, real estate taxes, and insurance costs, including those costs associated with holding unimproved land, are charged to expense as incurred. Interest cost incurred during construction of facilities is capitalized as part of the cost of such facilities.

   Maintenance and repairs are charged to expense, and major renewals and betterments are added to property accounts.

Land Held for Investment

Land Held for Investment:

   Land held for investment is stated at cost and is principally unimproved.  Portions of this land are leased on an annual basis primarily to hunting and sportsman clubs.  Real estate taxes and insurance are expensed as incurred.

Long-Lived Assets Held for Sale

Long-Lived Assets Held for Sale:

   Long-lived assets held for sale primarily relate to housing units constructed in real estate developments projects.  The Companies classify assets as a long-lived asset held for sale upon the completion of construction.  The carrying value of the assets held for sale are stated at the lower of carrying value or fair market value less costs to sell.  The impairment loss for long-lived assets held for sale is the difference between their carrying value and their fair value less cost to sell.  Real estate taxes, insurance, utilities and any related interest are expensed upon completion of construction.  Also included in long-lived assets held for sale at October 31, 2012 is 376 acres of land under agreement of sale to the Conservation Fund.  If the sale closes as expected, we anticipate closing will be held in July of 2013.

Investment in Direct Financing Leases

Investment in Direct Financing Leases:

   The Companies’ have capitalized as the net investment in direct financing leases, the portion of the leased premises pertaining to Jack Frost Mountain and Big Boulder ski areas, which meets the criteria for accounting for these lease transactions as direct financing leases.  The accounting was based on estimates and assumptions about the fair values and estimated useful lives of the leased properties, as well as the collectibility of lease payments and recoverability of the unguaranteed residual value of the leased properties.  Management had periodically reviewed the net investment indirect financing leases for events or changes in circumstances that could impact collectibility, and recoverability of the unguaranteed residual value of leased properties and on October 31, 2011 wrote down the net investment indirect financing lease to the amount expected to be recoverable.  On December 15, 2011 the ski areas were sold.

Accounts and Mortgages Receivable

Accounts and Mortgages Receivable:

   Accounts receivable are reported at net realizable value.  Accounts or a portion thereof are written off when they are determined to be uncollectible based upon management’s assessment of individual accounts.  An allowance for doubtful accounts, if deemed necessary, is estimated based upon a review of individual accounts.  The allowance amount was $40 at October 31, 2012 and $1,222 at October 31, 2011.

   The Companies account for mortgages receivable on a cost basis.  Interest income is recorded on a monthly basis.  Late payment fees are charged on overdue payments.  Mortgages receivable are evaluated at origination and monitored on an ongoing basis for credit worthiness.  Mortgages receivable are considered fully collectible by management and accordingly no allowance for losses is considered necessary.  Any mortgage 90 days past due is reviewed by management for collectibility.  Mortgages receivable were $0 and $2,920 at October 31, 2012 and 2011, respectively.

Impairment

Impairment:

   The Companies review their long-lived assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, which is primarily due to the state of the industry and the economy.  In that event, the Companies calculate the expected future net cash flows to be generated by the asset.  If those net future cash flows are less than the carrying value of the asset, an impairment loss is recognized in operating (loss) profit.  The impairment loss is the difference between the carrying value and the fair value of the asset.  The impairment loss is recognized in the period incurred.

Deferred Income

Deferred Income:

   Deferred income includes dues, rents and deposits on land or home sales. Rents that are not yet earned relate to the Companies’ commercial properties that have been paid in advance, and dues are related to memberships in the Companies’ hunting and fishing clubs and golf club memberships paid in advance. The Companies recognize revenue related to the hunting and fishing clubs and golf course memberships over the period that the dues cover.  The Companies’ recognize revenue related to the fishing club over a five month period, May through September, and the golf course over a seven month period, April through October.  Deposits are required on land and home sales.

   Also included in deferred income is a reimbursement from the Pennsylvania Department of Transportation for the cost of a sewer line.  Income will be recognized over the depreciation period.  This sewer line has not yet been placed in service.

Comprehensive Income (Loss)

Comprehensive Income (Loss):

   The Companies’ comprehensive income (loss) differs from net income (loss) due to changes in the funded status of the Companies’ defined benefit pension plan (see Note 8).  The Companies have elected to disclose comprehensive income and loss in its Combined Statements of Changes in Shareholders’ Equity.

Income Taxes

Income Taxes:

   The Companies account for income taxes utilizing the asset and liability method of recognizing the tax consequence of transactions that have been recognized for financial reporting or income tax purposes.  Among other things, this method requires current recognition of the effect of changes in statutory tax rates on previously provided deferred taxes.  For federal income tax purposes, Blue Ridge and its subsidiaries and Big Boulder and its subsidiaries each file as consolidated entities. State income taxes are reported on a separate company basis. Valuation allowances are established, when necessary to reduce tax assets to the amount expected to be realized.

   The Companies policies for Accounting for Uncertainty in Income Taxes in an enterprise’s financial statements, requires a review of all tax positions and applies a “more-likely-than-not” recognition threshold to determine whether any part of an individual tax position should be recognized in an enterprise’s financial statements. A tax position that meets the more-likely-than-not recognition threshold is measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon the ultimate settlement with the taxing authority that has full knowledge of all relevant information.

Advertising Costs

Advertising Costs:

   Advertising costs are primarily related to real estate development and golf course operation.  Advertising costs are expensed when incurred and the advertising expense for Fiscal 2012, Fiscal 2011 and Fiscal 2010 was $22,821, $25,739, and $43,441, respectively.

Statement of Cash Flows		Statement of Cash Flows: For purposes of reporting cash flows, the Companies consider cash equivalents to be all highly liquid investments with maturities of three months or less when acquired.
Concentration of Credit Risk	Cash concentration: At July 31, 2013, the Companies had $3,675,776 on deposit in excess of the FDIC insured limit of $250,000.

Concentration of Credit Risk:

   Financial instruments which potentially subject the Companies to concentration of credit risk consist principally of temporary cash investments. The Companies’ temporary cash investments are held by financial institutions. The Companies have not experienced any losses related to these investments.  At October 31, 2012, the Companies had no cash in excess of the FDIC limits.

Earnings Per Share

Earnings Per Share:

   Basic earnings per share is calculated based on the weighted-average number of shares outstanding.  Diluted earnings per share includes the dilutive effect of stock options, if applicable.

Business Segments

Business Segments:

   The Companies currently operate in two business segments, which consist of the Real Estate Management/Rental Operations and Land Resource Management segments.  Financial information about our segments can be found in Note 15.

Stock Compensation

Stock Compensation:

   The Companies recognize as compensation expense an amount equal to the grant date fair value of the stock options issued over the required service period.  Compensation cost is measured using the modified prospective approach.

   The fair value of each option award is estimated at the date of grant using an option pricing model.  Expected volatilities are based upon historical volatilities of the Companies’ stock.  The Companies use historical data to estimate option exercises and employee terminations with the valuation model.  The expected term of options granted is derived from the output of the valuation model and represents the period of time that options granted are expected to be outstanding.  The risk-free rate for periods within the contractual term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Discontinued Operations Tables
Schedule of discontinued operations

The combined assets included in discontinued operations as of July 31, 2013 and October 31, 2012 are summarized as follows:

	07/31/13	10/31/12
ASSETS
Land improvements, buildings & equipment, net	$124,790	$124,790
Land held for investment, principally unimproved	41,892	41,892
Total assets of discontinued operations	$166,682	$166,682

Operating results, including interest expense incurred, of the discontinued operations in three and nine months ending July 31, 2013 and 2012 are as follows:

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/3/12
Revenues:
Jack in the Box	$0	$0	$0	$10,971
Jack Frost Mountain Ski Area	0	0	0	5,097
Big Boulder Ski Area	0	0	0	5,097
Maple Terrace	3,750	0	11,250	5,750
Total Revenue	3,750	0	11,250	26,915

Expenses (excluding interest):
Jack in the Box	0	0	0	136
Jack Frost Mountain Ski Area	0	0	0	7,730
Big Boulder Ski Area	0	173	0	662
Maple Terrace	1,452	0	6,531	14,295
Total Expenses	1,452	173	6,531	22,823

Interest expense(calculated on debt related to the property):
Jack in the Box	0	0	0	7,386
Jack Frost Mountain Ski Area	0	0	0	0
Big Boulder Ski Area	0	0	0	0
Maple Terrace	0	0	0	0
Total Interest	0	0	0	7,386

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/3/12
Gain (Loss) on Disposal:
Jack in the Box	0	0	0	9,402
Jack Frost Mountain Ski Area	0	0	0	(4,803)
Big Boulder Ski Area	0	0	0	(4,517)
Maple Terrace	0	0	0	0
Total Gain on Disposal	0	0	0	82

Income (loss) from discontinued operations before income taxes	$2,298	($173)	$4,719	($3,212)

   The combined assets and liabilities as of October 31, 2012 and 2011, and the results of operations of the properties classified as discontinued operations for the years ended October 31, 2012, 2011 and 2010, are summarized as follows:

BALANCE SHEET	10/31/12	10/31/11

ASSETS
Land improvements, buildings & equipment, net	$124,790	$443,156
Land held for investment, principally unimproved	41,892	94,886
Long-lived assets held for sale	0	1,780,155
Net investment in direct financing leases	0	7,788,195
Prepaid expenses and other assets	0	895,878
Total assets of discontinued operations	$166,682	$11,002,270

LIABILITIES
Debt	$0	$1,010,384
Total liabilities of discontinued operations	$0	$1,010,384

	Years ended October 31,
STATEMENT OF OPERATIONS	2012	2011	2010
Revenues:
Applebee’s	$0	$106,011	$78,714
Jack in the Box	10,971	133,335	132,984
Jack Frost Mountain Ski Area	5,097	163,143	158,639
Big Boulder Ski Area	5,097	89,119	84,614
Maple Terrace	5,750	18,000	18,000
Total Revenue	26,915	509,608	472,951

Expenses (excluding interest):
Applebee’s	0	4,665	5,342
Jack in the Box	136	44,478	51,336
Jack Frost Mountain Ski Area	7,730	10,279	1,018
Big Boulder Ski Area	472	3,983	7,671
Maple Terrace	77,995	9,032	6,759
Total Expenses	86,333	72,437	72,126

Interest and other income (interest income related to ski area net investment in direct financing lease):
Applebee’s	0	0	0
Jack in the Box	0	0	0
Jack Frost Mountain Ski Area	0	126,672	126,092
Big Boulder Ski Area	0	194,997	192,865
Maple Terrace	0	0	0
Total Interest and Other Income	0	321,669	318,957

Interest expense(calculated on debt related to the property):
Applebee’s	0	42,992	31,781
Jack in the Box	7,386	69,794	71,322
Jack Frost Mountain Ski Area	0	0	0
Big Boulder Ski Area	0	0	0
Maple Terrace	0	0	0
Total Interest	7,386	112,786	103,103

Gain (Loss) on Disposal:
Applebee’s	0	25,721	0
Jack in the Box	9,402	0	0
Jack Frost Mountain Ski Area	(4,803)	(387,000)	0
Big Boulder Ski Area	(4,517)	(115,000)	0
Maple Terrace	0	0	0
Total Gain (loss) on Disposal	82	(476,279)	0

Income (loss) from discontinued operations before income taxes	($66,722)	$169,775	$616,679

INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2012
Income Taxes Tables
Schedule of components of income taxes from continuing operations

   The credit for income taxes from continuing operations is as follows:

	10/31/12	10/31/11	10/31/10
Currently payable:
Federal	$65,000	$0	($5,000)
State	2,000	2,000	2,000
	67,000	2,000	(3,000)
Deferred:
Federal	(680,000)	(1,331,000)	(1,995,000)
State	(659,000)	2,000	(185,000)
	(1,339,000)	(1,329,000)	(2,180,000)
Total	($1,272,000)	($1,327,000)	($2,183,000)

Schedule of income tax rate reconciliation

   A reconciliation between the amount computed using the statutory federal income tax rate of 34% and the actual credit for income taxes is as follows:

	10/31/12	10/31/11	10/31/10
Computed at statutory rate	($845,000)	($1,330,000)	($2,039,000)
State income taxes, net of federal income tax	(433,000)	2,000	(121,000)
Nondeductible expenses	1,000	1,000	(24,000)
Other	5,000	0	1,000
(Credit) provision for income taxes from continuing operations	($1,272,000)	($1,327,000)	($2,183,000)

Schedule of deferred tax assets and liabilities

   The components of the deferred tax assets and liabilities as of October 31, 2012 and 2011 are as follows:

	10/31/12	10/31/11
Deferred tax assets:
Accrued expenses	27,000	$27,000
Deferred income	158,000	147,000
Defined benefit pension	2,014,000	1,553,000
Asset impairment	1,408,000	2,132,000
AMT credit carryforward	424,000	364,000
Net operating losses	4,662,000	6,287,000
Valuation allowance	(2,528,000)	(2,778,000)
Contribution carryforward	32,000	32,000
Stock options	164,000	164,000
Deferred tax asset	6,361,000	7,928,000

	10/31/12	10/31/11
Deferred tax liability:
Depreciation	6,777,000	9,398,000
Land basis	66,000	834,000
	6,843,000	10,232,000

Deferred income tax liability, net	$482,000	$2,304,000

LAND AND LAND DEVELOPMENT COSTS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Land And Land Development Costs Tables
Land and Improvements in Progress Held For Development

   Land and improvements in progress held for development consist of the following:

	07/31/2013	10/31/2012
Land unimproved designated for development	$9,635,834	$10,593,519
Residential development	5,084,771	5,084,262
Infrastructure development	1,189,684	4,674,285
	$15,910,289	$20,352,066

Land and land development costs as of October 31, 2012 and 2011 consist of the following:

	10/31/2012	10/31/2011
Land unimproved designated for development	$10,593,519	$10,901,859
Residential development	5,084,262	5,084,262
Infrastructure development	4,674,285	4,656,666
Total land and land development costs	$20,352,066	$20,642,787

LAND HELD FOR INVESTMENT (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Land Held For Investment Tables
Schedule of land held for investment

	07/31/2013	10/31/2012
Land held for investment
Land – Unimproved	$1,796,292	$2,245,214
Land – Commercial rental properties	4,603,176	4,603,176
	$6,399,468	$6,848,390

	10/31/2012	10/31/2011
Land held for investment
Land – Unimproved	$2,245,214	$2,245,312
Land – Commercial rental properties	4,603,176	4,603,176
Total land held for investment	$6,848,390	$6,848,488

PENSION BENEFITS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Pension Benefits Tables
Schedule of net periodic benefit cost

     Components of Net Periodic Pension Cost:

	Three Months Ended		Nine Months Ended
	07/31/13	07/31/12	07/31/13	07/31/12

Service Cost	$14,231	$12,276	$42,693	$36,828
Interest Cost	87,653	96,235	262,959	288,705
Expected return on plan assets	(109,836)	(102,812)	(329,508)	(308,436)

Net amortization and deferral:
Amortization of accumulated loss	127,775	83,568	383,325	250,704
Net amortization and deferral	127,775	83,568	383,325	250,704
Total net periodic pension cost	$119,823	$89,267	$359,469	$267,801

Components of Net Periodic Benefit Cost	10/31/12	10/31/11	10/31/10
Service cost	$49,106	$55,788	$186,427
Interest cost	384,941	391,258	415,441
Expected return on plan assets	(411,247)	(369,382)	(316,795)
Amortization of transition obligation	0	0	2,868
Amortization of prior service cost	0	0	274
Amortization of accumulated loss	334,273	200,829	268,919
Total net periodic benefit expense	$357,073	$278,493	$557,134

Schedule of assumptions

Weighted Average Assumptions	10/31/12	10/31/11	10/31/10
Discount Rates used to determine net periodic pension cost as of October 31, 2012, 2011 and 2010	4.48%	5.26%	5.67%
Expected long-term rates of return on assets	7.50%	7.50%	7.50%
Rates of increase in compensation levels	N/A	N/A	N/A

Schedule of changes in benefit obligations

Change in Benefit Obligation	10/31/12	10/31/11
Benefit obligation at beginning of year	$8,765,206	$7,583,064
Service cost (net of expenses)	49,106	55,788
Interest cost	384,941	391,258
Curtailment	0	0
Actuarial loss	1,347,138	1,010,136
Benefits paid	(344,797)	(275,040)
Benefit obligation at end of year	$10,201,594	$8,765,206

Schedule of change in plan assets

Change in Plan Assets	10/31/12	10/31/11
Fair value of plan assets at beginning of year	$5,452,890	$4,869,192
Actual return on plan assets	359,371	267,951
Employer contributions	564,358	637,600
Benefits paid	(344,797)	(275,040)
Administrative expenses	(71,192)	(46,813)
Fair value of plan assets at end of year	$5,960,630	$5,452,890

Schedule of funded status of the plan
Reconciliation of Funded Status of the Plan	10/31/12	10/31/11
Funded status at end of year	($4,240,964)	($3,312,316)
Unrecognized transition obligation	0	0
Unrecognized net prior service cost	0	0
Unrecognized net actuarial loss	4,960,745	3,824,812
Net amount recognized at end of year	$719,781	$512,496

Schedule of amounts recognized in the combined balance sheet
Amounts Recognized in the Combined Balance Sheet	10/31/12	10/31/11
Accrued pension expense	($4,240,964)	($3,312,316)
Accumulated other comprehensive loss (pre-tax)	4,960,745	3,824,812
Net amount recognized	$719,781	$512,496

Schedule of accumulated benefit obligations in excess of plan assets
Additional Year-End Information for Pension Plan with Accumulated Benefit Obligation in Excess of Plan Assets	10/31/12	10/31/11
Projected benefit obligation	$10,201,594	$8,765,206
Accumulated benefit obligation	$10,201,594	$8,765,206
Fair value of plan assets	$5,960,630	$5,452,890

Schedule of amounts recognized in accumulated other comprehensive loss
Amounts Recognized in Accumulated Other Comprehensive Loss	10/31/12	10/31/11
Net actuarial loss	$4,960,745	$3,824,812
Prior service cost	0	0
Unrecognized net initial obligation	0	0
Total (before tax effects)	$4,960,745	$3,824,812

Schedule of other changes in plan assets and benefit obligations recognized in other comprehensive loss

Other changes in plan assets and benefit obligations recognized in other comprehensive loss	10/31/12	10/31/11
Net loss	$1,470,206	$1,111,567
Recognized net actuarial loss	(334,273)	(200,829)
Prior service cost (credit)	0	0
Recognized prior service (cost) credit	0	0
Recognized net transition (obligation) asset	0	0
Total recognized in other comprehensive loss (before tax effects)	$1,135,933	$910,738

Total recognized in net periodic benefit cost and other comprehensive income (before tax effects)	$1,493,006	$1,189,231

Schedule of amounts expected to be recognized into net periodic costs in the coming year

Amounts expected to be recognized into net periodic cost in the coming year	10/31/12	10/31/11
Loss recognition	$511,101	$334,273
Prior service cost recognition	$0	$0
Net initial obligation/(asset) recognition	$0	$0

Schedule of estimated future benefit payments

Estimated Future Benefits Payments	Fiscal Year	Benefits
	2013	$366,113
	2014	$376,461
	2015	$396,040
	2016	$479,580
	2017	$530,877
	2018-2022	$2,772,082

Schedule of assumptions used - benefit obligations

Weighted Average Assumptions	For Determination of:
	Benefit Obligations as of October 31, 2012	Benefit Obligations as of October 31, 2011
Discount rate	3.50%	4.48%
Rate of compensation increase	N/A	N/A

Schedule of weighted-average asset allocations

Weighted-Average Asset Allocations	10/31/12	10/31/11
Asset Category
Equity	49.77%	62.86%
Fixed Income	46.93%	35.92%
Cash Equivalents	3.30%	1.22%
Total	100.00%	100.00%

Schedule of fair value of plan assets

   Information about the Plan’s fair value levels follows as at October 31, 2012:

	Level 1	Level 2	Level 3	Total
Money Market Fund	$196,903			$196,903
Common Collective Trust Funds:
Aggressive Growth Portfolio		$871,332		$871,332
Long Duration Portfolio		748,353		748,353
Strategic Bond Portfolio		702,525		702,525
Intermediate Fixed Income Portfolio		677,165		677,165
Short Duration Portfolio		669,261		669,261
Large Company Value Portfolio		499,757		499,757
Fundamental Value Portfolio		481,368		481,368
International Core Portfolio		266,037		266,037
International Value Portfolio		257,014		257,014
Small Company Growth Portfolio		153,363		153,363
Small Company Value Portfolio		147,235		147,235
Mid-Cap Growth Portfolio		146,285		146,285
Mid-Cap Fundamental Value Portfolio		144,032		144,032
Guaranteed Investment Contract			$0	0
Total	$196,903	$5,763,727	$0	$5,960,630

	GIC Portfolio	Assets at Fair Value
Balance, beginning of year	$172,894	$172,894
Purchases, sales, issuances and settlements, net	(172,894)	(172,894)
Balance, end of year	$0	$0

Information about the Plan’s fair value levels follows as at October 31, 2011:

	Level 1	Level 2	Level 3	Total
Money Market Fund	$66,594			$66,594
Common Collective Trust Funds:
Strategic Bond Portfolio		$614,794		614,794
Long Duration Portfolio		610,900		610,900
Intermediate Fixed Income Portfolio		559,924		559,924
Strategic Growth Portfolio		429,711		429,711
Large Company Domestic Growth Portfolio		428,527		428,527
Fundamental Value Portfolio		426,977		426,977
Large Company Value Portfolio		431,316		431,316
International Core Portfolio		344,025		344,025
International Value Portfolio		335,582		335,582
Small Company Growth Portfolio		259,632		259,632
Mid-Cap Growth Portfolio		252,851		252,851
Mid-Cap Fundamental Value Portfolio		260,101		260,101
Small Company Value Portfolio		259,062		259,062
Guaranteed Investment Contract			$172,894	172,894
Total	$66,594	$5,213,402	$172,894	$5,452,890

	GIC Portfolio	Fair Value
Balance, beginning of year	$173,652	$173,652
Purchases, sales, issuances and settlements, net	(758)	(758)
Balance, end of year	$172,894	$172,894

ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	9 Months Ended
Jul. 31, 2013
Accumulated Other Comprehensive Loss Tables
Schedule of Accumulated Other Comprehensive Loss

The following table presents the changes in the accumulated other comprehensive loss for the nine months ended July 31, 2013 and the twelve months ended October 31, 2012:

	07/31/13		10/31/12
	Defined Benefit Pension Plan	Accumulated Other Comprehensive Loss	Defined Benefit Pension Plan	Accumulated Other Comprehensive Loss
Beginning balance	$2,947,179	$2,947,179	$2,272,321	$2,272,321
Current period other comprehensive loss	0	0	674,858	674,858
Ending balance	$2,947,179	$2,947,179	$2,947,179	$2,947,179

FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Fair Value Of Financial Instruments And Impairment Tables
Schedule of Fair Value Financial Instruments

The estimated recurring fair values of the Companies' financial instruments at July 31, 2013 and October 31, 2012 are as follows:

	07/31/13		10/31/12
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS:
Cash and cash equivalents	$4,263,916	$4,263,916	$702,902	$702,902
Accounts and mortgages receivable	183,019	183,019	143,382	143,382

LIABILITIES:
Accounts payable	338,030	338,030	140,956	140,956
Accrued liabilities	342,682	342,682	311,097	311,097
Debt	$14,351,513	$14,484,443	$16,880,416	$16,988,594

   The estimated fair values of the Companies' financial instruments at October 31, 2012 and 2011 are as follows:

	10/31/12		10/31/11
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS:
Cash and cash equivalents	$702,902	$702,902	$589,039	$589,039
Accounts and mortgages receivable	143,382	143,382	160,290	160,290

LIABILITIES:
Accounts payable	140,956	140,956	437,783	437,783
Accrued liabilities	311,097	311,097	415,935	415,935
Amounts due to related parties	0	0	24,792	0
Debt (Discontinued operations and other)	$16,880,416	$16,988,594	$28,123,504	$27,794,385

Schedule of Fair Value Measurements Resulting in Impairment Losses

The table below summarizes the level of fair value hierarchy in which the fair value measurements resulting in impairment losses during the nine month period ending July 31, 2013 are categorized:

		Non-Recurring Fair Value Measurements at the End of the Reporting Period Using ($ in thousands)
	07/31/2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Land and land development costs (a)	$1,111			$1,111	$3,500
Land held for investment (b)	300		300		200
Total nonrecurring fair value measurements	$1,411	$0	$300	$1,111	$3,700

(a) In accordance with Subtopic 360-10, land and land development costs with a carrying value of $4.6 million were written down to their fair value of approximately $1.1 million, resulting in impairment expense of $3.5 million, which was included in the loss for the period.

(b) In accordance with Subtopic 360-10, land held for investment with a carrying value of approximately $500,000 was written down to its fair value of approximately $300,000, resulting in impairment expense of $200,000, which was included in the loss for the period.

Schedule of certain quantitative unobservable inputs (Level 3) utilized in determining the fair value of the impaired land and land development costs

The table below summarizes, for the periods indicated, the ranges of certain quantitative unobservable inputs (Level 3) utilized in determining the fair value of the impaired land and land development costs:

Fiscal Year Ending October 31,	Sales price per square ft.	Sales pace per year (in Units)	Discount rate
2015	$147 - $152	9	10%
2016	$153 - $164	25	10%
2017	$165 - $171	34	10%
2018	$172 - $178	32	10%
2019	$179 - $185	17	10%
2020	$186 - $192	3	10%

PER SHARE DATA (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Per Share Data Tables
Earnings per share

Weighted average basic shares, taking into consideration shares issued, weighted average options used in calculating EPS and treasury shares repurchased, and basic loss per weighted average combined share for the three and nine months ended July 31, 2013 and July 31, 2012 are as follows:

	Three Months Ended		Nine Months Ended
	07/31/13	07/31/12	07/31/13	07/31/12
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) per weighted average combined share is computed as follows:
Net income (loss) before discontinued operations	$3,180,036	($372,189)	($321,433)	($1,376,998)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) per weighted average combined share	$1.30	($0.15)	($0.13)	($0.56)

Net income (loss) from discontinued operations	$1,298	($173)	$2,719	($2,212)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic earnings per weighted average combined share	$0.00	$0.00	$0.00	$0.00

Net income (loss)	$3,181,334	($372,362)	($318,714)	($1,379,210)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) per weighted average combined share	$1.30	($0.15)	($0.13)	($0.56)

Weighted average basic shares, taking into consideration shares issued, weighted average options used in calculating EPS and treasury shares repurchased, for Fiscal 2012, 2011 and 2010 are as follows:

	10/31/12	10/31/11	10/31/10
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424	2,450,424	2,450,424

Basic (loss) earnings per weighted average combined share is computed as follows:

	10/31/12	10/31/11	10/31/10
Net loss before discontinued operations	($1,214,912)	($2,587,540)	($3,815,759)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($0.49)	($1.06)	($1.56)

Net income (loss) from discontinued operations	($43,722)	$112,775	$406,679
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic earnings (loss) per weighted average combined share	($0.02)	$0.05	$0.17

Net loss	($1,258,634)	($2,474,765)	($3,409,080)
Weighted average combined shares of common stock outstanding	2,450,424	2,450,424	2,450,424
Basic loss per weighted average combined share	($0.51)	($1.01)	($1.39)

SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Supplemental Disclosure To Statements Of Cash Flows Tables
Supplemental Disclosure of Statements to Cash Flows

The following are supplemental disclosures to the statements of cash flows for the nine months ended July 31, 2013 and 2012:

	2013	2012
Cash paid during the period for:
Interest	$782,691	$891,467
Income taxes	$24,200	$56,700

Non cash operating activities:

Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	$220,887	$11,741

Reclassification of assets from land held for investment to long-lived assets held for sale	$248,922	$0

Reclassification of assets from long-lived assets held for sale to land improvements, buildings and equipment	$0	$388,526

Reclassification of assets from land and land development costs to long-lived assets held for sale	$957,625	$0

Reclassification to land improvements, buildings and equipment due to abandonment of sewer line	($515,631)	$0

Reclassification to deferred income due to abandonment of sewer line	$515,631	$0

Supplemental disclosures of cash flow information:

	10/31/12	10/31/11	10/31/10
Cash:
Interest paid	$1,155,460	$1,713,780	$1,677,388
Income taxes paid	$75,840	$36,591	$209,727

Non cash:
Reclassification of assets from land and land development costs to land improvements, buildings and equipment, net	$0	$0	$460,966
Reclassification of assets from land held for investment to land and land development costs	$0	$0	$127,808
Reclassification of assets from land and land development costs to long-lived assets held for sale	$263,718	$675,490	$1,475,283
Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	$262,839	$0	$0

BUSINESS SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Business Segment Information Tables
Information by Business Segment

     Information by business segment is as follows:

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/31/12
Revenues from continuing operations:
Real estate management/rental operations	$719,738	$710,079	$2,078,668	$2,062,956
Land resource management	7,310,224	1,223,328	8,063,093	3,213,419
Total revenues from operations	$8,029,962	$1,933,407	$10,141,761	$5,276,375

Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Real estate management/rental operations	$273,368	$222,619	$668,556	$594,459
Land resource management	5,162,610	(91,070)	950,955	(419,362)
Total operating profit (loss), excluding general and administrative expenses	$5,435,978	$131,549	$1,619,511	$175,097

General and administrative expenses:
Real estate management/rental operations	$53,732	$159,138	$322,772	$548,307
Land resource management	545,741	274,165	1,252,023	854,084
Total general and administrative expenses	$599,473	$433,303	$1,574,795	$1,402,391

Interest and other income, net:
Real estate management/rental operations	$2	$41	$455	$1,145
Land resource management	42	109	1,875	1,946
Total interest and other income, net	$44	$150	$2,330	$3,091

Interest expense:
Real estate management/rental operations	$232,830	$236,452	$697,419	$706,889
Land resource management	21,683	26,133	73,060	154,906
Total Interest expense	$254,513	$262,585	$770,479	$861,795

Gain (loss) from continuing operations before income taxes	$4,582,036	($564,189)	($723,433)	($2,085,998)

     Identifiable assets, net of accumulated depreciation at July 31, 2013 and October 31, 2012 and depreciation expense and capital expenditures for nine months ended July 31, 2013 and the fiscal year ended October 31, 2012 by business segment are as follows:

July 31, 2013	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
Real estate management/rental operations	$26,763,530	$584,544	$5,028
Land resource management	20,163,939	243,813	3,375
Other corporate	96,309	28,553	70,507
Discontinued operations	166,682	0	0
Total Assets	$47,190,460	$856,910	$78,910

October 31, 2012	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
Real estate management/rental operations	$26,125,839	$804,900	$24,579
Land resource management	23,990,608	342,580	9,617
Other corporate	288,363	77,856	59,285
Discontinued operations	166,682	1,666	0
Total Assets	$50,571,492	$1,227,002	$93,481

   Information by business segment is as follows:

	10/31/12	10/31/11	10/31/10
Revenues from continuing operations:
Real estate management/rental operations	$2,787,941	$2,806,476	$2,857,266
Land resource management	4,341,767	2,872,670	2,557,013
Total revenues from operations	$7,129,708	$5,679,146	$5,414,279

Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Real estate management/rental operations	$843,515	$825,152	$734,681
Land resource management	(323,964)	(1,544,539)	(3,055,472)
Total operating profit, excluding general and administrative expenses	$519,551	($719,387)	($2,320,791)

General and administrative expenses:
Real estate management/rental operations	$735,801	$885,251	$1,286,717
Land resource management	1,145,890	906,130	1,151,503
Total general and administrative expenses	1,881,691	$1,791,381	$2,438,220

Interest and other income, net:
Real estate management/rental operations	$2,099	$9,277	$9,739
Land resource management	1,216	1,982	11,852
Total interest and other income, net	$3,315	$11,259	$21,591

	10/31/12	10/31/11	10/31/10
Interest expense:
Real estate management/rental operations	$955,531	$1,085,769	$1,042,795
Land resource management	172,556	329,262	218,544
Total Interest expense	$1,128,087	$1,415,031	$1,261,339

Income (loss) from continuing operations before income taxes	($2,486,912)	($3,914,540)	($5,998,759)

   Identifiable assets, net of accumulated depreciation at October 31, 2012, 2011, and 2010 and depreciation expense and capital expenditures for the years then ended by business segment are as follows:

	Identifiable Assets	Depreciation and Amortization Expense	Capital Expenditures
October 31, 2012
Real estate management/rental operations	$26,125,839	$804,900	$24,579
Land resource management	23,990,608	342,580	9,617
Other corporate	288,363	77,856	59,285
Discontinued operations	166,682	1,666	0
Total Assets	$50,571,492	$1,227,002	$93,481

October 31, 2011
Real estate management/rental operations	$20,629,423	$623,470	$761
Land resource management	33,251,319	382,559	225,105
Other corporate	222,697	109,991	203,691
Discontinued operations	11,002,270	238,810	0
Total Assets	$65,105,709	$1,354,830	$429,557

October 31, 2010
Real estate management/rental operations	$24,216,702	$676,042	$1,462,552
Land resource management	33,186,415	381,607	73,084
Other corporate	322,144	89,714	7,363
Discontinued operations	12,532,129	194,411	0
Total Assets	$70,257,390	$1,341,774	$1,542,999

CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Oct. 31, 2012
Condensed Financial Information Tables
Schedule of condensed financial information

Condensed financial information of Blue Ridge and its subsidiaries and Big Boulder and its subsidiaries, at October 31, 2012, 2011 and 2010 and for each of the years then ended is as follows:

	Blue Ridge and Subsidiaries
	10/31/12	10/31/11	10/31/10
FINANCIAL POSITION:
Total assets	$40,725,247	$51,526,111	$54,244,597
Total liabilities	24,077,895	33,108,155	33,548,251
Shareholders' equity	16,647,352	18,417,956	20,696,346
OPERATIONS:
Revenues	3,988,091	3,409,638	3,805,407
Loss from continuing operations before taxes	(2,194,921)	(2,589,152)	(5,363,189)
Credit for income taxes from continuing operations	(1,143,000)	(876,000)	(1,982,000)
Net loss	($1,095,751)	($1,709,510)	($3,156,971)

	Big Boulder and Subsidiaries
	10/31/12	10/31/11	10/31/10
FINANCIAL POSITION:
Total assets	$9,846,245	$13,579,598	$16,012,793
Total liabilities (includes deferred tax asset which on combined balance sheets nets to a liability)	(1,326,848)	2,243,617	3,911,556
Shareholders' equity	11,173,093	11,335,981	12,101,237
OPERATIONS:
Revenues	3,141,617	2,269,508	1,608,872
Loss from continuing operations before taxes	(291,991)	(1,325,388)	(635,570)
Credit for income taxes from continuing operations	(129,000)	(451,000)	(201,000)
Net loss	($162,883)	($765,255)	($252,109)

DEBT AND LETTER OF CREDIT (Tables)	12 Months Ended
Oct. 31, 2012
Debt And Letter Of Credit Tables
Schedule of debt

Debt as of October 31, 2012 and 2011 consists of the following:

	10/31/12	10/31/11
Mortgage notes payable to bank, interest fixed at 6.90% payable in monthly installments of $61,769 including interest through Fiscal 2031.	$7,802,416	$7,997,897
Mortgage notes payable to bank, interest at the bank’s prime rate payable in monthly installments of $3,198 through January 2014. Paid in full in Fiscal 2012.	0	118,320
Mortgage note payable to bank, interest fixed at 5.59% payable in monthly installments of $44,156 including interest through October 2014.	6,759,338	6,900,665
Construction and site development line of credit mortgage note payable to bank, interest at the greater of LIBOR plus 3.5% or 5.5% payable in installments due at the closing of each unit within the development through September 2012 or on demand. Paid in full in Fiscal 2012.	0	6,156,652
Revolving line of credit payable to bank, interest at the greater of LIBOR plus 3.5% or 5.5% (5.5% at October 31, 2012) payable on demand.	2,221,237	1,197,131
Term note payable to bank, interest at one-month LIBOR plus 3.0%. Interest only payments due monthly through December 2011 at which time principal balance is due in full. Paid in full in Fiscal 2012.	0	4,600,000
Capital lease obligation payable to bank, interest fixed at 5.23%, payable in 24 installments of $8,682 due April 2011 through September 2014.	97,425	142,455
	16,880,416	27,113,120
Discontinued operations debt:
Mortgage note payable to bank, interest fixed at 6.75% payable in monthly installments of $7,255 including interest through May 2014. (Included in liabilities of discontinued operations.) Paid in full in fiscal 2012.	0	1,010,384
	$16,880,416	$28,123,504

ACCRUED LIABILITIES (Tables)	12 Months Ended
Oct. 31, 2012
Accrued Liabilities Tables
Accrued liabilities

   Accrued liabilities consist of the following at October 31, 2012 and 2011.

	10/31/12	10/31/11
Payroll	$58,431	$62,555
Security and Other Deposits	42,322	39,267
Professional Fees	58,891	45,682
Real Estate Taxes	79,020	78,124
Other	72,433	190,307
Total	$311,097	$415,935

OPERATING LEASES (Tables)	12 Months Ended
Oct. 31, 2012
Operating Leases Tables
Schedule of rental properties

 Information concerning rental properties and minimum future rentals under current leases as of October 31, 2012 is as follows:

	Properties Subject to Lease
	Cost	Accumulated Depreciation
Investment properties leased to others	$22,298,022	$6,202,712
Land and land improvements	$16,522,618	$5,702,624

Schedule of minimum future rentals

 Information concerning rental properties and minimum future rentals under current leases as of October 31, 2012 is as follows:

Minimum future rentals:
Fiscal years ending October 31:	2013	$1,590,711
	2014	1,402,759
	2015	1,338,250
	2016	1,331,583
	2017	1,312,431
	Thereafter	18,171,003
		$25,146,737

INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Oct. 31, 2012
Investment In Direct Financing Leases Tables
Net Investment in Direct Financing Leases

The Companies net investment in direct financing leases consisted of the following as of October 31, 2011:

10/31/11
Minimum future lease payments	$7,426,946
Unguaranteed residual value of lease properties	8,430,879
Gross investment in lease	15,857,825
Unearned income	(7,567,630)
Valuation allowance	(502,000)
Net investment in direct financing leases	$7,788,195

QUARTERLY FINANCIAL INFORMATION (Tables)	12 Months Ended
Oct. 31, 2012
Quarterly Financial Information Tables
Quarterly information

   The results of operations for each of the quarters in Fiscal 2012 and Fiscal 2011 years are presented below.

	1st	2nd	3rd	4th	Total
Year ended 10/31/12
Operating revenues	$1,613,600	$1,735,118	$1,933,407	$1,847,583	$7,129,708
Operating loss	(455,298)	(478,787)	(301,754)	(126,301)	(1,362,140)
Net income (loss) from discontinued operations	8,422	(4,916)	(173)	(47,055)	(43,722)
Net income (loss)	(503,429)	(503,419)	(372,362)	120,576	(1,258,634)
Net income (loss) before discontinued operations per weighted average combined share	($0.21)	($0.20)	($0.15)	$0.07	($0.49)
Net income (loss) per weighted average combined share	($0.21)	($0.20)	($0.15)	$0.05	($0.51)

	1st	2nd	3rd	4th	Total
Year ended 10/31/11
Operating revenues	$1,339,411	$880,262	$2,400,125	$1,059,348	$5,679,146
Operating loss	(507,014)	(552,632)	(375,108)	(1,076,014)	(2,510,768)
Net income (loss) from discontinued operations	104,018	106,564	107,884	(205,691)	112,775
Net loss	(460,652)	(488,563)	(377,474)	(1,148,076)	(2,474,765)
Net loss before discontinued operations per weighted average combined share	($0.23)	($0.24)	($0.21)	($0.38)	($1.06)
Net loss per weighted average combined share	($.19)	($.20)	($.15)	($0.47)	($1.01)

STOCK OPTIONS and CAPITAL STOCK (Tables)	12 Months Ended
Oct. 31, 2012
Stock Options And Capital Stock Tables
Schedule of Stock Option Activity

Option activity during Fiscal 2012, 2011 and 2010 is as follows:

	10/31/12		10/31/11		10/31/10
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year:	14,000	$39.00	43,000	$38.40	64,600	$36.93
Granted			0		0
Exercised			0		0
Expired	14,000	$39.00	29,000	$38.11	21,600	$34.00
Outstanding at year-end	0		14,000	$39.00	43,000	$38.40

Options exercisable at year-end	0		14,000		43,000	$38.40
Option price range	$0.00		$39.00		$37.80-$39.00
Weighted average fair value of options granted during year	0		0		0
Weighted average grant date fair value of options granted during year	0		0		0
Weighted average remaining contractual life (in years)	0		0.42		0.88

   Activity related to non-vested options for the year ended October 31, 2012 is as follows:

	Shares	Weighted Average Grant Date Fair Value Price
Non-vested at beginning of year:	0	-
Granted	0
Vested	0	-
Non-vested at year-end	0

SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Oct. 31, 2012 acre	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2013
Down payment required, percentage	20.00%
Estimated useful lives of property plant and equipment	Land improvements 10-30 years Buildings and improvements 3-40 years Equipment and furnishings 3-20 years
Allowance for doubtful accounts	$ 40	$ 1,222
Mortgages receivable	0	2,920
Advertising costs	22,821	25,739	43,441
Land under agreement of sale to the Conservation Fund (acres)	376
Deposits in excess of FDIC limit				3,675,776
Deposits, FDIC insured limit				$ 250,000
Improvements | Minimum
Useful lives	10 years
Improvements | Maximum
Useful lives	30 years
Building and Building Improvements | Minimum
Useful lives	3 years
Building and Building Improvements | Maximum
Useful lives	40 years
Equipment and furnishings | Minimum
Useful lives	3 years
Equipment and furnishings | Maximum
Useful lives	20 years

DISCONTINUED OPERATIONS (Details Narrative) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Assets of discontinued operations	$ 166,682	$ 166,682	$ 11,002,270
Liabilities of discontinued operations			1,010,384
Maple Terrace
Assets of discontinued operations	166,682	166,682	232,048
Liabilities of discontinued operations		0	0
Jack In The Box
Assets of discontinued operations			1,814,573
Liabilities of discontinued operations			1,010,384
Jack Frost Mountain And Big Boulder Ski Area
Assets of discontinued operations			8,955,649
Liabilities of discontinued operations			$ 0

DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Land improvements, buildings and equipment, net	$ 19,528,550		$ 19,528,550		$ 21,043,068	$ 22,438,253
Land held for investment, principally unimproved	6,399,468		6,399,468		6,848,390	6,848,488
Long-lived assets held for sale	248,922		248,922		846,174	2,941,148
Prepaid expenses and other assets	385,392		385,392		468,828	483,434
Total assets of discontinued operations	166,682		166,682		166,682	11,002,270
Debt	14,351,513		14,351,513		16,880,416	27,113,120
Total liabilities of discontinued operations						1,010,384
Gain (Loss) from Disposal		82		82	82	(476,279)
Income from discontinued operations before income taxes	2,298	(173)	4,719	(3,212)	(66,722)	169,775	616,679
Jack In The Box
Total assets of discontinued operations						1,814,573
Total liabilities of discontinued operations						1,010,384
Revenues	0	0	0	10,971	10,971	133,335	132,984
Expenses	0	0	0	136	136	44,478	51,336
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	0	0
Interest Expense (calculated on debt related to property)	0	0	0	7,386	7,386	69,794	71,322
Gain (Loss) from Disposal	0	0	0	9,402	9,402	0	0
Jack Frost Mountain Ski Area
Revenues	0	0	0	5,097	5,097	163,143	158,639
Expenses	0	0	0	7,730	7,730	10,279	1,018
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	126,672	126,092
Interest Expense (calculated on debt related to property)	0	0	0	0	0	0	0
Gain (Loss) from Disposal	0	0	0	(4,803)	(4,803)	(387,000)	0
Big Boulder Ski Area
Revenues	0	0	0	5,097	5,097	89,119	84,614
Expenses	0	173	0	662	472	3,983	7,671
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	194,997	192,865
Interest Expense (calculated on debt related to property)	0	0	0	0	0	0	0
Gain (Loss) from Disposal	0	0	0	(4,517)	(4,517)	(115,000)	0
Maple Terrace
Total assets of discontinued operations	166,682		166,682		166,682	232,048
Total liabilities of discontinued operations					0	0
Revenues	3,750	0	11,250	5,750	5,750	18,000	18,000
Expenses	1,452	0	6,531	14,295	77,995	9,032	6,759
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	0	0
Interest Expense (calculated on debt related to property)	0	0	0	0	0	0	0
Gain (Loss) from Disposal	0	0	0	0	0	0	0
Applebees
Revenues					0	106,011	78,714
Expenses					0	4,665	5,342
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	0	0
Interest Expense (calculated on debt related to property)					0	42,992	31,781
Gain (Loss) from Disposal					0	25,721	0
Discontinued Operations
Revenues					26,915	509,608	472,951
Expenses					86,333	72,437	72,126
Interest and other income (interest income related to ski area net investment in direct financing lease)					0	321,669	318,957
Interest Expense (calculated on debt related to property)					7,386	112,786	103,103
Gain (Loss) from Disposal					82	(476,279)	0
Income from discontinued operations before income taxes					(66,722)	169,775	616,679
Discontinued Operations
Land improvements, buildings and equipment, net	124,790		124,790		124,790	443,156
Land held for investment, principally unimproved	41,892		41,892		41,892	94,886
Long-lived assets held for sale						1,780,155
Net investment in direct financing leases						7,788,195
Prepaid expenses and other assets						895,878
Total assets of discontinued operations	166,682		166,682		166,682	11,002,270
Debt					0	1,010,384
Total liabilities of discontinued operations					0	1,010,384
Revenues	3,750	0	11,250	26,915
Expenses	1,452	173	6,531	22,823
Interest Expense (calculated on debt related to property)	0	0	0	7,386
Gain (Loss) from Disposal	0	0	0	82
Income from discontinued operations before income taxes	$ 2,298	$ (173)	$ 4,719	$ (3,212)

INCOME TAXES (Details Narrative) (USD $)	9 Months Ended			12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012 Alternatve Minimum Tax Credit Carryforward	Oct. 31, 2012 Federal	Oct. 31, 2012 State
Effective income tax rate	34.00%	34.00%
Tax credit carryforward			$ 424,000
Operating loss carryforwards				$ 6,276,000	$ 25,305,000
Expirations				2025 to 2032	2020 to 2032

INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes Details
Federal					$ 65,000	$ 0	$ (5,000)
State					2,000	2,000	2,000
Current income taxes on continuing operations					67,000	2,000	(3,000)
Federal					(680,000)	(1,331,000)	(1,995,000)
State					(659,000)	2,000	(185,000)
Deferred income taxes on continuing operations					(1,339,000)	(1,329,000)	(2,180,000)
Total (credit) provision for income taxes on continuing operations	$ 1,402,000	$ (192,000)	$ (402,000)	$ (709,000)	$ (1,272,000)	$ (1,327,000)	$ (2,183,000)

INCOME TAXES (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Tax Disclosure [Abstract]
Computed at statutory rate					$ (845,000)	$ (1,330,000)	$ (2,039,000)
State income taxes, net of federal income tax					(433,000)	2,000	(121,000)
Nondeductible expenses					1,000	1,000	(24,000)
Other					5,000	0	1,000
Credit for income taxes from continuing operations	$ 1,402,000	$ (192,000)	$ (402,000)	$ (709,000)	$ (1,272,000)	$ (1,327,000)	$ (2,183,000)

INCOME TAXES (Details 2) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Income Tax Disclosure [Abstract]
Accrued expenses		$ 27,000	$ 27,000
Deferred income		158,000	147,000
Defined benefit pension		2,014,000	1,553,000
Asset impairment		1,408,000	2,132,000
AMT credit carryforward		424,000	364,000
Net operating losses		4,662,000	6,287,000
Valuation allowance		(2,528,000)	(2,778,000)
Contribution carryforward		32,000	32,000
Stock options		164,000	164,000
Deferred tax asset		6,361,000	7,928,000
Depreciation		6,777,000	9,398,000
Land basis		66,000	834,000
[DeferredIncomeTaxLiabilities]		6,843,000	10,232,000
Deferred income tax liability, net	$ 22,633	$ 481,633	$ 2,303,708

LAND AND LAND DEVELOPMENT COSTS (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013 acre	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Land And Land Development Costs Details Narrative
Reclassification of land unimproved designated for development to an asset held for sale (acres)	1,557
Impairment expense recorded during the period, (number of units)	126
Decrease in land improvements designated for development			$ 308,340
Reclassification of assets from land and land development costs to long-lived assets held for sale	957,625	0	263,718	675,490	1,475,283
Land sale			73,498
Impairment expense of land improvements			7,000	0
Increase in infrastructure development cost			$ 17,619

LAND AND LAND DEVELOPMENT COSTS (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Land And Land Development Costs Details
Land unimproved designated for development	$ 9,635,834	$ 10,593,519	$ 10,901,859
Residential development	5,084,771	5,084,262	5,084,262
Infrastructure development	1,189,684	4,674,285	4,656,666
Total land and land development costs	$ 15,910,289	$ 20,352,066	$ 20,642,787

LAND HELD FOR INVESTMENT (Details Narrative)	9 Months Ended
Jul. 31, 2013 acre
Land Held For Investment Details Narrative
Reclassification of land-unimproved to an asset held for sale (acres)	2,114
Impairment expense recorded during the period, (number of acres)	2.9

LAND HELD FOR INVESTMENT (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Land held for investment
Land - Unimproved	$ 1,796,292	$ 2,245,214	$ 2,245,312
Land - Commercial rental properties	4,603,176	4,603,176	4,603,176
Total land held for investment	$ 6,399,468	$ 6,848,390	$ 6,848,488

PENSION BENEFITS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Pension Benefits Details Narrative
Contributions made	$ 93,000	$ 564,358	$ 637,600
Additional contributions anticipated	93,000
Contributions expected	$ 279,000	$ 545,687
Estimated long term rate of return		7.50%	7.50%	7.50%

PENSION BENEFITS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Components of Net Periodic Benefit Cost
Service cost	$ 14,231	$ 12,276	$ 42,693	$ 36,828	$ 49,106	$ 55,788	$ 186,427
Interest cost	87,653	96,235	262,959	288,705	384,941	391,258	415,441
Expected return on plan assets	(109,836)	(102,812)	(329,508)	(308,436)	(411,247)	(369,382)	(316,795)
Amortization of transition obligation					0	0	2,868
Amortization of prior service cost					0	0	274
Amortization of accumulated loss	127,775	83,568	383,325	250,704	334,273	200,829	268,919
Total net periodic benefit expense	$ 119,823	$ 89,267	$ 359,469	$ 267,801	$ 357,073	$ 278,493	$ 557,134

PENSION BENEFITS (Details 1)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Weighted Average Assumptions
Discount Rates used to determine net periodic pension cost as of October 31, 2012, 2011 and 2010	4.48%	5.26%	5.67%
Expected long-term rates of return on assets	7.50%	7.50%	7.50%
Rates of increase in compensation levels

PENSION BENEFITS (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Change in Benefit Obligation
Benefit obligation at beginning of year			$ 10,201,594	$ 8,765,206	$ 8,765,206	$ 7,583,064
Service cost (net of expenses)	14,231	12,276	42,693	36,828	49,106	55,788	186,427
Interest cost	87,653	96,235	262,959	288,705	384,941	391,258	415,441
Curtailment					0	0
Actuarial loss					(1,347,138)	(1,010,136)
Benefits paid					(344,797)	(275,040)
Benefit obligation at end of year					$ 10,201,594	$ 8,765,206	$ 7,583,064

PENSION BENEFITS (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Change in Plan Assets
Fair value of plan assets at beginning of year	$ 5,960,630	$ 5,452,890	$ 4,869,192
Actual return on plan assets		359,371	267,951
Employer contributions	93,000	564,358	637,600
Benefits paid		(344,797)	(275,040)
Administrative expenses		(71,192)	(46,813)
Fair value of plan assets at end of year		$ 5,960,630	$ 5,452,890

PENSION BENEFITS (Details 4) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Reconciliation of Funded Status of the Plan
Funded status at end of year	$ (4,240,964)	$ (3,312,316)
Unrecognized transition obligation	0	0
Unrecognized net prior service cost	0	0
Unrecognized net actuarial loss	4,960,745	3,824,812
Net amount recognized at end of year	$ 719,781	$ 512,496

PENSION BENEFITS (Details 5) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Accrued pension expense	$ (4,414,435)	$ (4,240,964)	$ (3,312,316)
Accumulated other comprehensive loss (pre-tax)		4,960,745	3,824,812
Net amount recognized at end of year		$ 719,781	$ 512,496

PENSION BENEFITS (Details 6) (USD $)	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligation	$ 10,201,594	$ 8,765,206
Accumulated benefit obligation	10,201,594	8,765,206
Fair value of plan assets	$ 5,960,630	$ 5,452,890	$ 4,869,192

PENSION BENEFITS (Details 7) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$ 4,960,745	$ 3,824,812
Prior service cost	0	0
Unrecognized net initial obligation	0	0
Total (before tax effects)	$ 4,960,745	$ 3,824,812

PENSION BENEFITS (Details 8) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Other changes in plan assets and benefit obligations recognized in other comprehensive loss
Net loss	$ 1,470,206	$ 1,111,567
Recognized net actuarial loss	(334,273)	(200,829)
Prior service cost (credit)	0	0
Recognized prior service (cost) credit	0	0
Recognized net transition (obligation) asset	0	0
Total recognized in other comprehensive loss (before tax effects)	1,135,933	910,738
Total recognized in net periodic benefit cost and other comprehensive income (before tax effects)	$ 1,493,006	$ 1,189,231

PENSION BENEFITS (Details 9) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Amounts expected to be recognized into net periodic cost in the coming year
Loss recognition	$ 511,101	$ 334,273
Prior service cost recognition	0	0
Net initial obligation/(asset) recognition	$ 0	$ 0

PENSION BENEFITS (Details 10) (USD $)	12 Months Ended
Oct. 31, 2012
Estimated Future Benefits Payments
2013	$ 366,113
2014	376,461
2015	396,040
2016	479,580
2017	530,877
2018-2022	2,772,082
Expected contribution to pension plan in 2013	$ 278,913

PENSION BENEFITS (Details 11)	Oct. 31, 2012	Oct. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Discount rate	3.50%	4.48%
Rate of compensation increase

PENSION BENEFITS (Details 12)	Oct. 31, 2012	Oct. 31, 2011
Asset allocations	100.00%	100.00%
Equity
Asset allocations	49.77%	62.86%
Fixed Income
Asset allocations	46.39%	35.92%
Cash Equivalents
Asset allocations	3.30%	1.22%

PENSION BENEFITS (Details 13) (USD $)	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Fair value of plan assets	$ 5,960,630	$ 5,452,890	$ 4,869,192
Level 1
Fair value of plan assets	196,903	66,594
Level 2
Fair value of plan assets	5,763,727	5,213,402
Level 3
Fair value of plan assets	0	172,894	173,652
Money Market Fund
Fair value of plan assets	196,903	66,594
Money Market Fund | Level 1
Fair value of plan assets	196,903	66,594
Aggressive Growth Portfolio
Fair value of plan assets	871,332
Aggressive Growth Portfolio | Level 2
Fair value of plan assets	871,332
Long Duration Portfolio
Fair value of plan assets	748,353	610,900
Long Duration Portfolio | Level 2
Fair value of plan assets	748,353	610,900
Strategic Bond Portfolio
Fair value of plan assets	702,525	614,794
Strategic Bond Portfolio | Level 2
Fair value of plan assets	702,525	614,794
Intermediate Fixed Income Portfolio
Fair value of plan assets	677,165	559,924
Intermediate Fixed Income Portfolio | Level 2
Fair value of plan assets	677,165	559,924
Short Duration Portfolio
Fair value of plan assets	669,261
Short Duration Portfolio | Level 2
Fair value of plan assets	669,261
Large Company Value Portfolio
Fair value of plan assets	499,757	431,316
Large Company Value Portfolio | Level 2
Fair value of plan assets	499,757	431,316
Fundamental Value Portfolio
Fair value of plan assets	481,368	426,977
Fundamental Value Portfolio | Level 2
Fair value of plan assets	481,368	426,977
International Core Portfolio
Fair value of plan assets	266,037	344,025
International Core Portfolio | Level 2
Fair value of plan assets	266,037	344,025
International Value Portfolio
Fair value of plan assets	257,014	335,582
International Value Portfolio | Level 2
Fair value of plan assets	257,014	335,582
Small Company Growth Portfolio
Fair value of plan assets	153,363	259,632
Small Company Growth Portfolio | Level 2
Fair value of plan assets	153,363	259,632
Small Company Value Portfolio
Fair value of plan assets	147,235	259,062
Small Company Value Portfolio | Level 2
Fair value of plan assets	147,235	259,062
Mid-Cap Growth Portfolio
Fair value of plan assets	146,285	252,851
Mid-Cap Growth Portfolio | Level 2
Fair value of plan assets	146,285	252,851
Mid-Cap Fundamental Value Portfolio
Fair value of plan assets	144,032	260,101
Mid-Cap Fundamental Value Portfolio | Level 2
Fair value of plan assets	144,032	260,101
Guaranteed Investment Contract
Fair value of plan assets	0	172,894	173,652
Guaranteed Investment Contract | Level 3
Fair value of plan assets	0	172,894
Strategic Growth Portfolio
Fair value of plan assets		429,711
Strategic Growth Portfolio | Level 2
Fair value of plan assets		429,711
Large Company Domestic Growth Portfolio
Fair value of plan assets		428,527
Large Company Domestic Growth Portfolio | Level 2
Fair value of plan assets		$ 428,527

PENSION BENEFITS (Details 13a) (USD $)	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Level 3	Oct. 31, 2011 Level 3	Oct. 31, 2012 Guaranteed Investment Contract	Oct. 31, 2011 Guaranteed Investment Contract	Oct. 31, 2012 Guaranteed Investment Contract Level 3	Oct. 31, 2011 Guaranteed Investment Contract Level 3
Fair value of plan assets at beginning of year	$ 5,960,630	$ 5,452,890	$ 4,869,192	$ 172,894	$ 173,652	$ 172,894	$ 173,652	$ 0	$ 172,894
Purchases, sales, issuances and settlements, net				(172,894)	(758)	(172,894)	(758)
Fair value of plan assets at end of year	$ 5,960,630	$ 5,452,890	$ 4,869,192	$ 0	$ 172,894	$ 0	$ 172,894	$ 0	$ 172,894

ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2010
Accumulated other comprehensive loss
Beginning balance	$ 2,947,179	$ 2,272,321	$ 2,272,321
Current period other comprehensive loss	0	0	674,858
Ending balance	2,947,179		2,947,179
Definted benefit pension plan
Beginning balance	2,947,179	2,272,321	2,272,321
Current period other comprehensive loss	0		674,858	369,444
Ending balance	$ 2,947,179		$ 2,947,179

FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013 acre	Oct. 31, 2012	Oct. 31, 2011
Parcel of land used as input for fair value (acres)	2.9
Impairment expense	$ 3,700,000	$ 70,700	$ 1,178,651
Land held for investment, cost basis	1,796,292	2,245,214	2,245,312
Carrying Amount
Land and land development costs	19,410,289	20,359,066	20,642,787
Lot ( included in land and land development costs)		37,394
Lot ( included in land held for investment)	500,431
Land improvements, buildings and equipment	19,528,550	21,043,068	22,438,253
Land held for investment	6,599,468	6,848,390	6,848,488
Long lived assets held for sale		846,174	3,617,799
Condominium and duplex units (included in long-lived assets held for sale)			3,678,164
Development project	4,610,965
Assets of discontinued operations	166,682	230,382	11,504,270
Ski areas (included in assets of discontinued operations)			9,457,650
Land held for investment, cost basis	500,000
Impairment Expense
Land and land development costs	3,500,000	7,000
Lot ( included in land and land development costs)		7,000
Lot ( included in land held for investment)	200,000
Land improvements, buildings and equipment		0
Land held for investment	200,000
Long lived assets held for sale			676,651
Condominium and duplex units (included in long-lived assets held for sale)			676,651
Development project	3,500,000
Assets of discontinued operations		63,700	502,000
Ski areas (included in assets of discontinued operations)			502,000
Adjustment
Land improvements, buildings and equipment	515,631
Carrying Amount - Revised
Land and land development costs	15,910,289	20,352,066
Land held for investment	6,399,468
Long lived assets held for sale			2,941,148
Assets of discontinued operations			11,002,270
Fair Value
Lot ( included in land and land development costs)		30,394
Condominium and duplex units (included in long-lived assets held for sale)			3,001,513
Assets of discontinued operations		166,682
Ski areas (included in assets of discontinued operations)			8,955,650
Prior Period Impairments
Land and land development costs			1,973,000
Land held for investment			$ 403,000

FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Carrying Amount
ASSETS:
Cash and cash equivalents	$ 4,263,916	$ 702,902	$ 589,039
Accounts and mortgages receivable	183,019	143,382	160,290
LIABILITIES:
Accounts payable	338,030	140,956	437,783
Accrued liabilities	342,682	311,097	415,935
Amounts due to related parties			24,792
Debt	14,351,513	16,880,416	28,123,504
Fair Value
ASSETS:
Cash and cash equivalents	4,263,916	702,902	589,039
Accounts and mortgages receivable	183,019	143,382	160,290
LIABILITIES:
Accounts payable	338,030	140,956	437,783
Accrued liabilities	342,682	311,097	415,935
Amounts due to related parties			0
Debt	$ 14,484,443	$ 16,988,594	$ 27,794,385

FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Total losses	$ 3,700,000	$ 70,700	$ 70,700	$ 1,178,651	$ 2,376,000
Land and Land Development Costs
Total losses	3,500,000
Land Lease
Total losses	200,000
Nonrecurring | Estimate of Fair Value Measurement
Land and land development costs	1,111,000
Land held for investment	300,000
Total nonrecurring fair value measurements	1,411,000
Nonrecurring | Quoted Prices in Active Markets for Identical Assets, Level 1
Total nonrecurring fair value measurements	0
Nonrecurring | Significant Other Observable Inputs, Level 2
Land held for investment	300,000
Total nonrecurring fair value measurements	300,000
Nonrecurring | Significant Unobservable Inputs, Level 3
Land and land development costs	1,111,000
Total nonrecurring fair value measurements	$ 1,111,000

FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details 2)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Sales pace per year (in units)	3	17	32	34	25	9
Discount rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Minimum
Sales price per square ft.	186	185	172	165	153	147
Maximum
Sales price per square ft.	192	179	178	171	164	152

PER SHARE DATA (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Per Share Data Details
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424		2,450,424							2,450,424	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) earnings per weighted average combined share is computed as follows:
Net income (loss) before discontinued operations	$ 3,180,036		$ (372,189)							$ (321,433)	$ (1,376,998)	$ (1,214,912)	$ (2,587,540)	$ (3,815,759)
Net income (loss) before discontinued operations (per share)	$ 1.3	$ 0.07	$ (0.15)	$ (0.2)	$ (0.21)	$ (0.38)	$ (0.21)	$ (0.24)	$ (0.23)	$ (0.13)	$ (0.56)	$ (0.49)	$ (1.06)	$ (1.56)
Net income (loss) from discontinued operations	1,298	(47,055)	(173)	(4,916)	8,422	(205,691)	107,884	106,564	104,018	2,719	(2,212)	(43,722)	112,775	406,679
Income (loss) from discontinued operations, net of tax( per share)	$ 0		$ 0							$ 0	$ 0	$ (0.02)	$ 0.05	$ 0.17
Net income (loss)	$ 3,181,334	$ 120,576	$ (372,362)	$ (503,419)	$ (503,429)	$ (1,148,076)	$ (377,474)	$ (488,563)	$ (460,652)	$ (318,714)	$ (1,379,210)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Basic income (loss) per weighted average combined share (per share)	$ 1.3	$ 0.05	$ (0.15)	$ (0.2)	$ (0.21)	$ (0.47)	$ (0.15)	$ (0.2)	$ (0.19)	$ (0.13)	$ (0.56)	$ (0.51)	$ (1.01)	$ (1.39)

SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS (Details Narrative) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Supplemental Disclosure To Statements Of Cash Flows Details Narrative
Increase (decrease) in pension liability	$ 674,858	$ 568,881	$ (369,444)
Increase (decrease) in accumulated other comprehensive loss	$ (674,858)	$ (568,881)	$ 369,444

SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS (Details) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash paid during the period for:
Interest	$ 782,691	$ 891,467	$ 1,155,460	$ 1,713,780	$ 1,677,388
Income taxes	24,200	56,700	75,840	36,591	209,727
Non cash operating activities:
Reclassification of assets from land improvements, buildings and equipment, net to long-lived assets held for sale	220,887	11,741	262,389	0	0
Reclassification of assets from land held for investment to long-lived assets held for sale	248,922	0
Reclassification of assets from long-lived assets held for sale to land improvements, buildings and equipment	0	388,526
Reclassification of assets from land and land development costs to land improvements, buildings and equipment, net			0	0	460,966
Reclassification of assets from land and land development costs to long-lived assets held for sale	957,625	0	263,718	675,490	1,475,283
Reclassification to land improvements, buildings and equipment due to abandonment of sewer line	(515,631)	0
Reclassification of assets from land held for investment to land and land development costs			0	0	127,808
Reclassification to deferred income due to abandonment of sewer line	$ 515,631	$ 0

BUSINESS SEGMENT INFORMATION (Details Narrative) (USD $)	Jul. 31, 2013	Oct. 31, 2012 Homes	Jul. 31, 2012	Oct. 31, 2012 Jack Frost Mountain And Big Boulder Ski Area	Oct. 31, 2011 Jack In The Box	Oct. 31, 2010 Applebees	Jul. 31, 2012 JFBB Ski Areas, Inc.	Jul. 31, 2012 Phyllis Enfield Trust	Jul. 31, 2013 Hanson Aggregates BMC, Inc.	Jul. 31, 2013 The Wildlands Conservancy
Proceeds from sale of real estate				$ 9,000,000	$ 1,911,419	$ 1,450,000
Material property sales	$ 6,600,000		$ 10,911,419				$ 9,000,000	$ 1,911,419	$ 1,600,000	$ 5,000,000
Type of disposal							Material property sale	Material property sale	Material property sale	Material property sale
Number of finished single family homes		22
Number of finished condominium units		18

BUSINESS SEGMENT INFORMATION (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues from continuing operations:
Revenues from operations	$ 8,029,962	$ 1,847,583	$ 1,933,407	$ 1,735,118	$ 1,613,600	$ 1,059,348	$ 2,400,125	$ 880,262	$ 1,339,411	$ 10,141,761	$ 5,276,375	$ 7,129,708	$ 5,679,146	$ 5,414,279
Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Operating profit (loss), excluding general and administrative expenses	5,435,978		131,549							1,619,511	175,097		(719,387)	(2,320,791)
General and administrative expenses:
General and administrative expense	599,473		433,303							1,574,795	1,402,391	1,881,691	1,791,381	2,438,220
Interest and other income, net:
Interest and other income, net	44		150							2,330	3,091	3,315	11,259	21,591
Interest expense:
Interest expense	254,513		262,585							770,479	861,795	1,128,087	1,415,031	1,261,339
Gain (loss) from continuing operations before income taxes	4,582,036		(564,189)							(723,433)	(2,085,998)	(2,486,912)	(3,914,540)	(5,998,759)
Total Assets	47,190,460	50,571,492				65,105,709				47,190,460		50,571,492	65,105,709	70,257,390
Depreciation and amortization										856,910		1,227,002	1,354,830	1,341,774
Capital expenditures										78,910	100,316	93,481	429,557	1,542,999
Discontinued Operations
Interest expense:
Total Assets	166,682	166,682								166,682		166,682
Depreciation and amortization										0		1,666
Capital expenditures										0		0
Real estate management/rental operations
Revenues from continuing operations:
Revenues from operations	719,738		710,079							2,078,668	2,062,956		2,806,476	2,875,266
Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Operating profit (loss), excluding general and administrative expenses	273,368		222,619							668,556	594,459		825,152	734,681
General and administrative expenses:
General and administrative expense	53,732		159,138							322,772	548,307		885,251	1,286,717
Interest and other income, net:
Interest and other income, net	2		41							455	1,145		9,277	9,739
Interest expense:
Interest expense	232,830		236,452							697,419	706,889		1,085,769	1,042,795
Total Assets	26,763,530	26,125,839				20,629,423				26,763,530		26,125,839	20,629,423	24,216,702
Depreciation and amortization										584,544		804,900	623,470	676,042
Capital expenditures										5,028		24,579	761	1,462,552
Land resource management
Revenues from continuing operations:
Revenues from operations	7,310,224		1,223,328							8,063,093	3,213,419		2,872,670	2,557,013
Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Operating profit (loss), excluding general and administrative expenses	5,162,610		(91,070)							950,955	(419,362)		(1,544,539)	(3,055,472)
General and administrative expenses:
General and administrative expense	545,741		274,165							1,252,023	854,084		906,130	1,151,503
Interest and other income, net:
Interest and other income, net	42		109							1,875	1,946		1,982	11,852
Interest expense:
Interest expense	21,683		26,133							73,060	154,906		329,262	218,544
Total Assets	20,163,939	23,990,608				33,251,319				20,163,939		23,990,608	33,251,319	33,186,415
Depreciation and amortization										243,813		342,580	382,559	381,607
Capital expenditures										3,375		9,617	225,105	73,084
Other Corporate
Interest expense:
Total Assets	96,309	288,363				222,697				96,309		288,363	222,697	322,144
Depreciation and amortization										28,553		77,856	109,991	89,714
Capital expenditures										70,507		59,285	203,691	7,363
Discontinued operations
Interest expense:
Total Assets						11,002,270							11,002,270	12,532,129
Depreciation and amortization													238,810	194,411
Capital expenditures													$ 0	$ 0

CONDENSED FINANCIAL INFORMATION (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
FINANCIAL POSITION:
Total assets	$ 47,190,460	$ 50,571,492				$ 65,105,709				$ 47,190,460		$ 50,571,492	$ 65,105,709	$ 70,257,390
Total liabilities (includes deferred tax asset which on combined balance sheets nets to a liability)	19,688,729	22,751,047				35,351,772				19,688,729		22,751,047	35,351,772
Shareholders' equity	27,501,731	27,820,445				29,753,937				27,501,731		27,820,445	29,753,937	32,797,583	35,831,330
OPERATIONS:
Revenues	8,029,962	1,847,583	1,933,407	1,735,118	1,613,600	1,059,348	2,400,125	880,262	1,339,411	10,141,761	5,276,375	7,129,708	5,679,146	5,414,279
Total (credit) provision for income taxes on continuing operations	1,402,000		(192,000)							(402,000)	(709,000)	(1,272,000)	(1,327,000)	(2,183,000)
Net loss	3,181,334	120,576	(372,362)	(503,419)	(503,429)	(1,148,076)	(377,474)	(488,563)	(460,652)	(318,714)	(1,379,210)	(1,258,634)	(2,474,765)	(3,409,080)
Blue Ridge and Subsidiaries
FINANCIAL POSITION:
Total assets		40,725,247				51,526,111						40,725,247	51,526,111	54,244,597
Total liabilities (includes deferred tax asset which on combined balance sheets nets to a liability)		24,077,895				33,108,155						24,077,895	33,108,155	33,548,251
Shareholders' equity		16,647,352				18,417,958						16,647,352	18,417,958	20,696,349
OPERATIONS:
Revenues												3,988,091	3,409,638	3,805,407
Loss from continuing operations before taxes												(2,194,921)	(2,589,152)	(5,363,189)
Total (credit) provision for income taxes on continuing operations												(1,143,000)	(876,000)	(1,982,000)
Net loss												(1,095,751)	(1,709,510)	(3,156,971)
Big Boulder and Subsidiaries
FINANCIAL POSITION:
Total assets		9,846,245				13,579,598						9,846,245	13,579,598	16,012,793
Total liabilities (includes deferred tax asset which on combined balance sheets nets to a liability)		(1,326,848)				2,243,617						(1,326,848)	2,243,617	3,911,556
Shareholders' equity		11,173,093				11,335,981						11,173,093	11,335,981	12,101,237
OPERATIONS:
Revenues												3,141,617	2,269,508	1,608,872
Loss from continuing operations before taxes												(291,991)	(1,325,388)	(635,570)
Total (credit) provision for income taxes on continuing operations												(129,000)	(451,000)	(201,000)
Net loss												$ (162,883)	$ (765,255)	$ (252,109)

DEBT AND LETTER OF CREDIT (Details Narrative) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended							12 Months Ended		12 Months Ended
	Oct. 31, 2012	Jul. 31, 2013	Oct. 31, 2011	Oct. 31, 2011 Term note payable	Oct. 31, 2012 Term note payable	Oct. 31, 2012 Line of Credit - Site Development	Oct. 31, 2012 Line of Credit - Construction	Oct. 31, 2005 Letters of Credit	Oct. 31, 2011 Letters of Credit	Oct. 31, 2011 Letter of Credit - Site Development	Oct. 31, 2012 Construction and site development line of credit	Oct. 31, 2011 Construction and site development line of credit	Oct. 31, 2012 Revolving line of credit	Oct. 31, 2011 Revolving line of credit	Oct. 31, 2012 Mortgage notes payable to the bank, interest fixed at 6.75% Discontinued operations	Oct. 31, 2011 Mortgage notes payable to the bank, interest fixed at 6.75% Discontinued operations
Debt	$ 16,880,416	$ 14,351,513	$ 27,113,120	$ 4,600,000	$ 0						$ 0	$ 6,156,652	$ 2,221,237	$ 1,197,131	$ 0	$ 1,010,384
Line of credit, maximum borrowing amount	12,100,000					4,600,000	4,400,000	4,600,000			9,000,000		3,100,000
Issued amount of credit								3,831,594
Amount outstanding at period end									1,202,937	2,628,657
Proceeds from sale of units						36,210	2,403,667
Proceeds from sale of ski areas						2,881,311	181,500
Transfer to general line of credit from sub-limits													653,964
Interest reserve account included in cash held for escrow	107,761
Weighted average interest rate on short term borrowings	5.50%
Weighted average short term borrowings	2,453,000
Debt, face amount					2,600,000											1,050,000
Debt, amount repaid															1,009,002
Debt, issuance date				Jul 29, 2010												May 22, 2009
Debt, maturity date				Dec 31, 2011												May 22, 2014
Debt, increase in borrowings during period				2,000,000
Long term debt maturing in the next year	2,628,731
Long term debt maturing in year two	6,882,990
Long term debt maturing in year three	240,295
Long term debt maturing in year four	257,410
Long term debt maturing in year five	275,744
Long term debt maturing thereafter	$ 6,595,246

DEBT AND LETTER OF CREDIT (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2011 Term note payable	Oct. 31, 2012 Term note payable	Oct. 31, 2012 Mortgage notes payable to the bank, interest fixed at 6.90%	Oct. 31, 2011 Mortgage notes payable to the bank, interest fixed at 6.90%	Oct. 31, 2012 Mortgage notes payable to the bank, interest at bank's prime	Oct. 31, 2011 Mortgage notes payable to the bank, interest at bank's prime	Oct. 31, 2012 Mortgage notes payable to the bank, interest fixed at 5.59%	Oct. 31, 2011 Mortgage notes payable to the bank, interest fixed at 5.59%	Oct. 31, 2012 Construction and site development line of credit	Oct. 31, 2011 Construction and site development line of credit	Oct. 31, 2012 Revolving line of credit	Oct. 31, 2011 Revolving line of credit	Oct. 31, 2012 Capital lease obligation, interest fixed at 5.23%	Oct. 31, 2011 Capital lease obligation, interest fixed at 5.23%	Oct. 31, 2012 Mortgage notes payable to the bank, interest fixed at 6.75% Discontinued operations	Oct. 31, 2011 Mortgage notes payable to the bank, interest fixed at 6.75% Discontinued operations
Debt	$ 14,351,513	$ 16,880,416	$ 27,113,120	$ 4,600,000	$ 0	$ 7,802,416	$ 7,997,897	$ 0	$ 118,320	$ 6,759,338	$ 6,900,665	$ 0	$ 6,156,652	$ 2,221,237	$ 1,197,131	$ 97,425	$ 142,455	$ 0	$ 1,010,384
Total debt and capital lease obligations including discontinued operations		16,880,416	28,123,504
Interest rate						6.90%				5.59%						5.23%		6.75%
Interest rate, description				interest at one-month LIBOR plus 3.0%				interest at the banks prime rate				interest at the greater of LIBOR plus 3.5% or 5.5%		interest at the greater of LIBOR plus 3.5% or 5.5%
Interest rate, at period end												5.50%		5.50%
Interest rate spread				3.00%								3.50%		3.50%
Periodic payments						$ 61,769		$ 3,198		$ 44,156						$ 8,682		$ 7,255
Frequency of periodic payment						monthly		monthly		monthly								monthly
Number of installment payments																24

LAND IMPROVEMENTS, BUILDING AND EQUIPMENT, NET (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Land improvements building and equipment, gross		$ 35,557,415	$ 36,320,459
Less accumulated depreciation and amortization		14,514,347	13,882,206
Land improvements building and equipment, net	19,528,550	21,043,068	22,438,253
Improvements
Land improvements building and equipment, gross		11,210,436	10,198,986
Corporate buildings
Land improvements building and equipment, gross		554,873	579,175
Properties leased to others
Land improvements building and equipment, gross		22,298,025	23,089,886
Equipment and furnishings
Land improvements building and equipment, gross		$ 1,494,081	$ 2,452,412

ACCRUED LIABILITIES (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Payables and Accruals [Abstract]
Payroll		$ 58,431	$ 62,555
Security and Other Deposits		42,322	39,267
Professional Fees		58,891	45,682
Real Estate Taxes		79,020	78,124
Other		72,433	190,307
Total	$ 342,682	$ 311,097	$ 415,935

OPERATING LEASES (Details Narrative) (USD $)	12 Months Ended
Oct. 31, 2012
Average renewable lease term	2 years 11 months
Minimum future rental after 2017	$ 18,171,003
Land Lease
Minimum future rental after 2017	1,158,500
Store 1
Minimum future rental after 2017	2,654,025
Store 2
Minimum future rental after 2017	6,594,500
Store 3
Minimum future rental after 2017	$ 7,345,000

OPERATING LEASES (Details) (USD $)	Oct. 31, 2012
Properties leased to others
Cost	$ 22,298,022
Accumulated Depreciation	6,202,712
Land and land Improvements
Cost	16,522,618
Accumulated Depreciation	$ 5,702,624

OPERATING LEASES (Details 1) (USD $)	Oct. 31, 2012
Fiscal years ending October 31:
2013	$ 1,590,711
2014	1,402,759
2015	1,338,250
2016	1,331,583
2017	1,312,431
Thereafter	18,171,003
[OperatingLeasesFutureMinimumPaymentsReceivable]	$ 25,146,737

INVESTMENT IN DIRECT FINANCING LEASES (Details) (USD $)	Oct. 31, 2011
Text Block [Abstract]
Minimum Future Lease Payments	$ 7,426,946
Unguaranteed Residual Value of Lease Properties	8,430,879
Gross investment in lease	15,857,825
Unearned Income	(7,567,630)
Valuation allowance	(502,000)
Net Investment in Direct Financing Leases	$ 7,788,195

QUARTERLY FINANCIAL INFORMATION (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 8,029,962	$ 1,847,583	$ 1,933,407	$ 1,735,118	$ 1,613,600	$ 1,059,348	$ 2,400,125	$ 880,262	$ 1,339,411	$ 10,141,761	$ 5,276,375	$ 7,129,708	$ 5,679,146	$ 5,414,279
Operating loss		(126,301)	(301,754)	(478,787)	(455,298)	(1,076,014)	(375,108)	(552,632)	(507,014)			(1,362,140)	(2,510,768)
Net income (loss) from discontinued operations	1,298	(47,055)	(173)	(4,916)	8,422	(205,691)	107,884	106,564	104,018	2,719	(2,212)	(43,722)	112,775	406,679
Net income (loss)	$ 3,181,334	$ 120,576	$ (372,362)	$ (503,419)	$ (503,429)	$ (1,148,076)	$ (377,474)	$ (488,563)	$ (460,652)	$ (318,714)	$ (1,379,210)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Net loss before discontinued operations per weighted average combined share	$ 1.3	$ 0.07	$ (0.15)	$ (0.2)	$ (0.21)	$ (0.38)	$ (0.21)	$ (0.24)	$ (0.23)	$ (0.13)	$ (0.56)	$ (0.49)	$ (1.06)	$ (1.56)
Net loss per weighted average combined share	$ 1.3	$ 0.05	$ (0.15)	$ (0.2)	$ (0.21)	$ (0.47)	$ (0.15)	$ (0.2)	$ (0.19)	$ (0.13)	$ (0.56)	$ (0.51)	$ (1.01)	$ (1.39)

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Amounts due to related parties	$ 0	$ 24,792	$ 7,292
Kimco Realty Services, Inc.
Related party expenses	0	75,000	100,000
KRC Property Management I, Inc.
Related party expenses	$ 39,812	$ 41,272	$ 40,645
Management fees, percentage	4.50%

STOCK OPTIONS and CAPITAL STOCK (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Outstanding at beginning of year, shares	14,000	43,000	64,600
Granted, shares		0	0
Exercised, shares		0	0
Expired, shares	14,000	29,000	21,600
Outstanding at year-end, shares	0	14,000	43,000
Options exercisable at year-end, shares	0	14,000	43,000
Outstanding at beginning of year, weighted average exercise price	$ 39	$ 38.4	$ 36.93
Granted, weighted average exercise price
Exercised, weighted average exercise price
Expired, weighted average exercise price	$ 39	$ 38.11	$ 34
Outstanding at year-end, weighted average exercise price		$ 39	$ 38.4
Options exercisable at year-end, weighted average exercise price			$ 38.4
Option price	$ 0	$ 39
Weighted average fair value of options granted during year	$ 0	$ 0	$ 0
Weighted average grant date fair value of options granted during year	$ 0	$ 0	$ 0
Weighted average remaining contractual life (in years)		0 years 4 months	0 years 7 months
Non-vested at beginning of year, shares
Granted, shares
Vested, shares
Non-vested at year-end, shares
Non-vested at beginning of year, weighted average grant date fair value
Granted, weighted average grant date fair value
Vested, weighted average grant date fair value
Non-vested at year-end, weighted average grant date fair value
Maximum
Option price			$ 39
Minimum
Option price			$ 37.8

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details Narrative) (USD $)	12 Months Ended
Oct. 31, 2012
Real estate aggregate cost for tax purposes	$ 30,500,000
Improvements | Minimum
Estimated useful lives	10 years
Improvements | Maximum
Estimated useful lives	30 years
Properties leased to others | Minimum
Estimated useful lives	10 years
Properties leased to others | Maximum
Estimated useful lives	30 years
Corporate buildings | Minimum
Estimated useful lives	10 years
Corporate buildings | Maximum
Estimated useful lives	30 years

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2012 Land Located In Northeast PA Land Northeast PA	Oct. 31, 2012 Sewage Plants, wells and access roads at Jack Frost and Big Boulder Ski Areas Improvements Northeast PA	Oct. 31, 2012 Jack Frost National Golf Course Golf Course Northeast PA	Oct. 31, 2012 Corporate Building Office Building Northeast PA	Oct. 31, 2012 Shopping Center Building Baton Rouge Louisana	Oct. 31, 2012 Walgreens Building Toms River New Jersey	Oct. 31, 2012 Walgreens Building White Bear Lake, Minnesota	Oct. 31, 2012 Boulder View Tavern Building Eastern Pa	Oct. 31, 2012 Company Owned Rental Properties Building Eastern Pa	Oct. 31, 2012 Leased Lake Club Program Building Eastern Pa	Oct. 31, 2012 Leased Rental Program Building Eastern Pa
Initial cost - Land	$ 16,535,564				$ 3,276,233		$ 8,656,154		$ 2,208,165	$ 948,181	$ 1,446,831
Initial cost - Building	30,221,229					6,093,877	3,048,817	282,918	8,894,908	4,877,731	4,615,442	1,072,000	575,513	571,151	188,872
Subsequent to acquisition	3,255,737				906,342	566,350	8,684	271,955	59,315	483,028	380,783	576,145	3,135
Land	17,441,906				4,182,575		8,656,154		2,208,165	948,181	1,446,831
Building and improvements	32,570,624					6,660,227	3,057,501	554,873	8,954,223	5,360,759	4,996,225	1,648,145	578,648	571,151	188,872
Total Land, Building and Improvements	50,012,530	51,413,704	54,908,935	51,343,167	4,182,575	6,660,227	11,713,655	554,873	11,162,388	6,308,940	6,443,056	1,648,145	578,648	571,151	188,872
Accumulated depreciation	12,410,178	11,986,044	11,113,491	9,966,619		4,489,783	1,212,841	504,842	1,972,850	870,248	811,124	1,460,800	330,873	567,945	188,872
Total Costs Net of Accumulated Depreciation	37,602,352				4,182,575	2,170,444	10,500,814	50,031	9,189,538	5,438,692	5,631,932	187,345	247,775	3,206	0
Encumbrances	$ 16,450,000								$ 7,700,000	$ 4,038,000	$ 4,340,000		$ 372,000
Date of Acquisition					Various	Various/1982	2007	1982	2004	2006	2006	1986	2004 thru 2005	Various/1980	Various/1982

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details 1) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Changes in total real estate
Balance at beginning of year	$ 51,413,704	$ 54,908,935	$ 51,343,167
Additions to Land	0	0	781,766
Additions to Land Improvements	0	0	560,455
Additions to Leased Buildings	22,535	761	181,559
Additions to Corporate Building		0	0
Sale of Real Property	(984,830)	(3,495,992)	(50,557)
Transfers	(438,879)	0	2,092,545
Balance at end of year	50,012,530	51,413,704	54,908,935
Changes in accumulated depreciation
Accumulated Depreciation, Balance at the beginning of the year	11,986,044	11,113,491	9,966,619
Addition during year: reclass	0	0	0
Current year depreciation	974,568	1,106,816	1,146,872
Less retirements	(550,434)	(234,263)	0
Accumulated Depreciation, Balance at the end of the year	$ 12,410,178	$ 11,986,044	$ 11,113,491